                           -------------------------
                             STATE STREET RESEARCH
                           -------------------------
                                HIGH INCOME FUND
                           -------------------------

                           SEMIANNUAL REPORT
                           September 30, 2000



                           ----------------------
                               WHAT'S INSIDE
                           ----------------------

                           INVESTMENT UPDATE

                           About the fund,
                           economy and markets


                           FUND INFORMATION

                           Facts and figures

                           PLUS, COMPLETE PORTFOLIO HOLDINGS
                           AND FINANCIAL STATEMENTS




                                                         -------------------

                                                            [DALBAR LOGO]

                                                         -------------------

                                                           For Excellence
[Logo] STATE STREET RESEARCH                                     in
                                                         Shareholder Service

STATE STREET RESEARCH HIGH INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY
o The Federal Reserve Board appears to have steered the U.S. economy to a soft landing. Growth slowed from 5.6% in the second quarter to 2.7% in the third quarter.
o In May, the Federal Reserve Board raised short-term interest rates to 6.5%. However, slower growth and modest inflation suggest that the Fed could soon back off of its bias toward further increases.
o Corporate profit growth has slowed, but new home sales and consumer spending remained strong. The savings rate slid to a record low 0.1% toward the end of the period, and consumer debt rose.

THE MARKETS
o The stock market bounced back from a Spring technology correction and rallied in August as investors rotated into old-economy value stocks. However, the late summer rally was followed by a steep sell-off in September.
o The 10-year Treasury bond replaced the 30-year bond as the bellwether of the U.S. bond market. The yield on the 10-year Treasury bond moved up and down during the six-month period, but closed just about where it started -- at 5.8%. Municipal and corporate bonds rose, but high-yield bonds lagged.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended September 30, 2000, Class A shares of State Street Research High Income Fund returned -11.04% (does not reflect sales charge).(1) The fund underperformed the Lipper High Current Yield Funds Average, which returned -1.15%.
o Disappointing performance relative to the fund's peer group was primarily the result of weak credit selection.
o The fund also lost ground as the result of weak performance among telecommunications issues.
o Poor liquidity hurt performance in the lower- rated end of the high-yield universe, where the fund was still heavily exposed.

CURRENT STRATEGY
o We continue to upgrade the quality of the portfolio by adding to investments in BB bonds, energy bonds, and, in general, more liquid securities.
o We are selling less liquid securities.
o We continue to keep the fund's duration -- a measure of sensitivity to interest rate risk -- short.

September 30, 2000

(1) -11.43% for Class B(1) shares; -11.41% for Class B shares; -11.21% for Class C shares; -10.79% for Class S shares.

(2) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The fund's returns include performance before the creation of share classes. If this performance reflected the share classes' current 12b-1 fees, the fund's returns may have been lower. Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

(3) Performance reflects a maximum 4.50% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended September 30, 2000)
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(2)(3)

                           10 YEARS          5 YEARS           1 YEAR
------------------------------------------------------------------------
Class A                        9.09%            2.73%          -15.53%
------------------------------------------------------------------------
Class B(1)                     8.94%            2.63%          -16.27%
------------------------------------------------------------------------
Class B                        8.96%            2.68%          -16.24%
------------------------------------------------------------------------
Class C                        8.97%            2.93%          -13.02%
------------------------------------------------------------------------
Class S                        9.76%            3.97%          -11.20%
------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(does not reflect sales charge)(3)

                           10 YEARS          5 YEARS           1 YEAR
------------------------------------------------------------------------
Class A                        9.60%            3.68%          -11.55%
------------------------------------------------------------------------
Class B(1)                     8.94%            2.89%          -12.28%
------------------------------------------------------------------------
Class B                        8.97%            2.93%          -12.25%
------------------------------------------------------------------------
Class C                        8.98%            2.93%          -12.23%
------------------------------------------------------------------------
Class S                        9.77%            3.97%          -11.20%
------------------------------------------------------------------------

                  ASSET ALLOCATION*
                  (by percentage of net assets)

                  B                            51%
                  BB                           21%
                  BBB                           4%
                  Cash                          3%
                  Common Stock/Warrants         9%
                  Preferred Stocks              5%
                  CCC, CC, C                    7%

Quality ratings based on those provided by Standard & Poor's Corp. and/or equivalent ratings by Moody's Investors Service, Inc.

*4% of the above bonds were not rated by either Moody's or S&P and have been assigned a comparable rating by the fund's manager.

                  5 LARGEST INDUSTRY BOND POSITIONS
                  (by percentage of net assets)

                  FIXED COMMUNICATIONS               14.7%
                  ENERGY                              8.8%
                  PAPER & PACKAGING                   6.8%
                  MOBILE COMMUNICATIONS               6.6%
                  GENERAL INDUSTRIAL                  6.1%

                  Total: 43.0%

STATE STREET RESEARCH HIGH INCOME FUND

-----------------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
September 30, 2000 (Unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                           PRINCIPAL             MATURITY               VALUE
                                                            AMOUNT                 DATE                (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
BONDS 83.2%
AUTOMOTIVE 0.8%
Lear Corp. Sr. Note Series B, 7.96% ....................  $ 5,000,000            5/15/2005          $   4,790,600
                                                                                                    -------------
CABLE 1.1%
Charter Communications Holding LLC Sr. Note, 8.625% ....    2,475,000            4/01/2009              2,215,125
Echostar Broadband Corp. Sr. Note, 10.375%+ ............    3,800,000           10/01/2007              3,800,000
Insight Midwest LP Sr. Note, 9.75% .....................      140,000           10/01/2009                139,300
                                                                                                    -------------
                                                                                                        6,154,425
                                                                                                    -------------
CASINO 5.2%
Hollywood Casino Shreveport Mortgage Note, 13.00% ......    2,400,000            8/01/2006              2,586,000
International Game Technology Sr. Note, 8.375% .........    6,465,000            5/15/2009              6,335,700
Mandalay Resort Group Sr. Sub. Note, 10.25%+ ...........    3,420,000            8/01/2007              3,522,600
MGM Grand Inc. Sr. Sub. Note, 9.75% ....................    5,175,000            6/01/2007              5,343,188
MGM Mirage Inc. Sr. Note, 8.50% ........................    3,040,000            9/15/2010              3,041,763
Mohegan Tribal Gaming Authority Sr. Note, 8.125% .......    7,370,000            1/01/2006              7,185,750
Park Place Entertainment Corp. Sr. Sub. Note, 9.375% ...    2,300,000            2/15/2007              2,343,125
                                                                                                    -------------
                                                                                                       30,358,126
                                                                                                    -------------
CHEMICAL 1.4%
Acetex Sr. Note, 9.75% .................................    2,300,000           10/01/2003              2,196,500
Agriculture Minerals & Chemicals Sr. Note, 10.75% ......      310,000            9/30/2003                198,400
GNI Group Inc. Sr. Note, 10.875%[ ] ....................    7,000,000            7/15/2005                560,000
Lyondell Chemical Co. Sr. Sec. Note Series A, 9.625% ...      735,000            5/01/2007                720,300
PCI Chemicals Inc. Sr. Note Series B, 9.25% ............    3,560,000           10/15/2007              1,762,200
Pioneer Americas Acquisition Corp. Sr. Sec. Note
  Series B, 9.25% ......................................    5,530,000            6/15/2007              2,488,500
Terra Industries Sr. Note, 10.50% ......................      550,000            6/15/2005                339,625
                                                                                                    -------------
                                                                                                        8,265,525
                                                                                                    -------------
ENERGY 8.8%
Cheasapeake Energy Corp. Sr. Note Series B, 9.625% .....    9,120,000            5/01/2005              9,177,000
Frontier Corp. Sr. Note, 9.125% ........................   10,050,000            2/15/2006              9,095,250
Gulfmark Offshore Inc. Sr. Note, 8.75% .................    3,880,000            6/01/2008              3,647,200
Moran Energy Inc. Cv. Deb., 8.75% ......................    2,420,000            1/15/2008              2,214,300
Newpark Resources Inc. Sr. Sub. Note Series B, 8.625% ..   10,120,000           12/15/2007              9,512,800
Ocean Energy Inc. Series B Sr. Note, 7.625% ............    1,750,000            7/01/2005              1,693,125
Ocean Energy Inc. Sr. Sub. Note, 8.625% ................    2,425,000            8/01/2005              2,428,031
Plains Resources Inc. Sr. Sub. Note, 10.25%+ ...........    3,165,000            3/15/2006              3,252,038
Pogo Producing Co. Sr. Sub. Note, 8.75% ................    3,010,000            5/15/2007              2,934,750
Pogo Producing Co. Sub. Note, 5.50% ....................      850,000            6/15/2006                730,405
Pool Energy Services Co. Sr. Sub. Note, 8.625% .........    5,020,000            4/01/2008              5,076,475
RBF Finance Co. Sr. Sec. Note, 11.375% .................    1,230,000            3/15/2009              1,426,800
                                                                                                    -------------
                                                                                                       51,188,174
                                                                                                    -------------
FIXED COMMUNICATIONS 14.7%
Advanced Radio Telecom Corp. Sr. Note, 14.00% ..........    4,048,000            2/15/2007              2,712,160
BTI Telecom Corp. Sr. Note, 10.50% .....................    5,250,000            9/15/2007              3,045,000
Call-Net Enterprises Inc. Sr. Note, 8.00% ..............    5,250,000            8/15/2008              2,100,000
Call-Net Enterprises Inc. Sr. Note, 9.375% .............    8,405,000            5/15/2009              3,866,300
Econophone Inc. Sr. Note, 13.50% .......................   15,250,000            7/15/2007              9,531,250
Hyperion Telecommunication Inc. Sr. Sub. Note, 12.00% ..    5,500,000           11/01/2007              3,575,000
Intermedia Communications Inc. Sr. Note, 8.60% .........      340,000            6/01/2008                324,700
North Point Communications, 12.875% ....................    9,900,000            2/15/2010              9,702,000
Primus Telecommunications Group Sr. Note, 11.75% .......    7,440,000            8/01/2004              4,650,000
Primus Telecommunications Inc. Sr. Note, 12.75% ........    2,240,000           10/15/2009              1,254,400
PSINet Inc. Sr. Note, 10.50% ...........................    2,835,000           12/01/2006              1,871,100
Rhythms Netconnections Inc. Note, 12.75% ...............    5,060,000            4/15/2009              3,137,200
Rhythms Netconnections Inc. Sr. Note Series B, 14.00% ..    2,200,000            2/15/2010              1,408,000
RSL Communications Ltd. Sr. Note, 12.25% ...............   13,409,000           11/15/2006              4,022,700
Startec Global Communications Corp. Sr. Note, 12.00% ...   10,300,000            5/15/2008              8,240,000
Viatel Inc. Sr. Note, 0.00% to 4/14/2003, 12.50% from
  4/15/2003 to maturity ................................   11,685,000            4/15/2008              4,206,600
Viatel Inc. Sr. Note, 11.25% ...........................    4,785,000            4/15/2008              2,440,350
Viatel Inc. Sr. Note, 11.50% ...........................    5,173,000            3/15/2009              2,819,285
Williams Communications Group Inc. Sr. Note, 11.70%+ ...    1,045,000            8/01/2008                995,362
Williams Communications Group Inc. Sr Note, 10.70% .....      895,000           10/01/2007                827,875
Williams Communications Group Inc. Sr. Note, 10.875% ...    5,010,000           10/01/2009              4,571,625
Winstar Communicaions Inc., 12.50%+ ....................    5,560,000            4/15/2008              4,058,800
Winstar Communications Inc. Sr. Note, 12.75%+ ..........      815,000            4/15/2010                586,800
World Access Inc. Sr. Note, 13.25% .....................    7,315,000            1/15/2008              5,705,700
                                                                                                    -------------
                                                                                                       85,652,207
                                                                                                    -------------
FOOD & BEVERAGE 1.3%
Archibald Candy Corp. Sr. Sec. Note, 10.25% ............    7,950,000            7/01/2004              4,650,750
Luiginos Inc. Sr. Sub. Note, 10.00% ....................      725,000            2/01/2006                572,750
Tom's Foods Inc. Sr. Sec. Note, 10.50% .................    3,750,000           11/01/2004              2,493,750
                                                                                                    -------------
                                                                                                        7,717,250
                                                                                                    -------------
GENERAL INDUSTRIAL 6.1%
Ametek Inc. Sr. Note, 7.20% ............................    6,300,000            7/15/2008              5,780,502
Argo-Tech Corp. Sr. Sub. Note, 8.625% ..................      750,000           10/01/2007                622,500
Cluett American Corp. Sr. Sub. Note Series B, 10.125% ..    6,200,000            5/15/2008              4,991,000
Gentek Inc. Sr. Sub. Note, 11.00% ......................    1,575,000            8/01/2009              1,618,313
Henry Co. Sr. Note Series B, 10.00% ....................    5,050,000            4/15/2008              2,550,250
International Knife & Saw Inc. Sr. Sub. Note, 11.375% ..    9,325,000           11/15/2006              4,953,906
International Utility Structures Inc. Sr. Sub. Note,
  10.75% ...............................................    2,000,000            2/01/2008              1,450,000
J.B. Poindexter Inc. Sr. Note, 12.50% ..................   10,820,000            5/15/2004             10,116,700
Simonds Industries Inc. Sr. Sub. Note, 10.25% ..........    4,180,000            7/01/2008              3,364,900
Transdigm Inc. Sr. Sub. Note, 10.375% ..................      330,000           12/01/2008                302,280
Westpoint Stevens Inc. Sr. Note, 7.875% ................      100,000            6/15/2005                 87,125
                                                                                                    -------------
                                                                                                       35,837,476
                                                                                                    -------------
HEALTH CARE 5.6%
Beckman Instruments Inc. Sr. Note, 7.10% ...............      980,000            3/04/2003                950,620
Bio-Rad Laboratories Inc. Sr. Sub Note, 11.625% ........      680,000            2/15/2007                710,600
Columbia/HCA Healthcare Corp. Note, 8.75% ..............    1,930,000            9/01/2010              1,951,713
Columbia/HCA Healthcare Corp. Note, 6.91% ..............      695,000            6/15/2005                653,300
Fresenius Medical Care Capital Trust, 9.00% ............      200,000           12/01/2006                198,500
Healthsouth Corp. Sr. Note, 6.875% .....................    1,550,000            6/15/2005              1,325,575
Healthsouth Corp. Sr. Note, 7.00% ......................    1,600,000            6/15/2008              1,277,168
Iasis Healthcare Corp. Sr. Sub. Note, 13.00% ...........    7,155,000           10/15/2009              7,011,900
Magellan Health Services Inc. Sr. Sub. Note, 9.00% .....      625,000            2/15/2008                412,500
Quest Diagnostics Inc. Sr. Sub. Note, 10.75% ...........    8,500,000           12/15/2006              9,010,000
Tenet Healthcare Corp. Sr. Note, 9.25%+ ................    8,575,000            9/01/2010              8,918,000
Triad Hospitals Sr. Sub. Note, 11.00% ..................      180,000            5/15/2009                184,500
                                                                                                    -------------
                                                                                                       32,604,376
                                                                                                    -------------
HOTELS & LODGING 0.6%
Extended Stay America Inc. Sr. Sub. Note, 9.15% ........    3,810,000            3/15/2008              3,619,500
                                                                                                    -------------
MANUFACTURING 2.4%
Drypers Corp. Series B Sr. Note, 10.25%[ ] .............   13,875,000            6/15/2007              1,855,781
North Atlantic Trading Inc. Sr. Note, 11.00% ...........   12,500,000            6/15/2004             10,687,500
Prime Succession Inc. Sr. Sub. Note, 10.75%[ ] .........    3,000,000            8/15/2004                660,000
Scotts Co. Sr. Sub. Note, 8.625%+ ......................      635,000            1/15/2009                622,300
                                                                                                    -------------
                                                                                                       13,825,581
                                                                                                    -------------
MEDIA 2.7%
Crown Castle International Corp., 10.75% ...............      840,000            8/01/2011                856,800
Hollinger International Publishing Inc. Sr. Sub.
  Note, 9.25% ..........................................    4,155,000            3/15/2007              4,155,000
Hollinger International, Inc. Sr. Sub. Note, 9.25% .....    4,419,000            2/01/2006              4,424,524
K-III Communications Corp. Sr. Note, 8.50% .............    3,100,000            2/01/2006              2,945,000
LIN Televison Corp. Sr. Sub Note, 8.375% ...............      385,000            3/01/2008                368,638
R. H. Donnelley Inc. Sr. Sub. Note, 9.125% .............      625,000            6/01/2008                609,375
Transwestern Publishing Co. LP Sr. Sub. Note Series
  D, 9.625% ............................................    2,625,000           11/15/2007              2,631,562
                                                                                                    -------------
                                                                                                       15,990,899
                                                                                                    -------------
METALS 5.3%
Alaska Steel Corp. Sr. Note, 9.125% ....................    4,875,000           12/15/2006              4,704,375
Crown Resources Corp. Cv. Sub. Deb., 5.75% .............    1,110,000            8/27/2001                588,300
Envirosource Inc. Note, 9.75% ..........................   19,000,000            6/15/2003              6,650,000
Envirosource Inc. Sr. Note Series B, 9.75% .............      600,000            6/15/2003                192,000
Great Central Mines Ltd. Sr. Note, 8.875% ..............    7,650,000            4/01/2008              6,732,000
Kaiser Aluminum & Chemical Corp. Sr. Sub. Note, 12.75% .   10,570,000            2/01/2003              9,407,300
Sheffield Steel Corp. Note Series B, 11.50% ............    4,030,000           12/01/2005              2,377,700
                                                                                                    -------------
                                                                                                       30,651,675
                                                                                                    -------------
MOBILE COMMUNICATIONS 6.6%
AirGate PCS, Inc. Sr. Sub. Note, 0.00% to 9/30/2004,
  13.50% from 10/1/2004 to maturity ....................    2,715,000           10/01/2009              1,629,000
Celcaribe SA Sr. Sec. Note, 14.50% .....................    3,660,000            3/15/2004              2,799,900
Horizon PCS Inc. Sr. Note, 0.00% to 9/30/2005, 14.00%
  from 10/1/2005 to maturity+ ..........................    4,975,000           10/01/2010              2,537,250
IPCS Inc. Sr. Sub. Note, 0.00% to 7/14/2005, 14.00%
  from 7/15/2005 to maturity+ ..........................    1,815,000            7/15/2010                943,800
Nextel Partners Inc. Sr. Note, 11.00%+ .................    3,690,000            3/15/2010              3,703,837
Pagemart Nationwide Inc. Sr. Note, 0.00% to 1/30/2000,
  15.00% from 1/31/2000 to maturity ....................   22,940,000            1/31/2005             21,620,950
Paging Network Do Brasil SA Sr. Note, 13.50%[ ] ........      750,000            6/06/2005                 61,875
US Unwired Inc. Sr. Sub Note Series B, 0.00% to
  10/31/2004, 13.375% from 11/1/2004 to maturity .......   10,090,000           11/01/2009              5,398,150
                                                                                                    -------------
                                                                                                       38,694,762
                                                                                                    -------------
PAPER & PACKAGING 6.8%
Ball Corp. Sr. Note, 7.75% .............................    2,780,000            8/01/2006              2,613,200
Ball Corp. Sr. Sub. Note, 8.25% ........................   13,065,000            8/01/2008             12,281,100
Buckeye Cellulose Corp. Sr. Sub. Note, 9.25% ...........    1,900,000            9/15/2008              1,928,500
Buckeye Technologies Inc. Sr. Sub. Note, 8.00% .........    8,000,000           10/15/2010              7,580,000
Crown Packaging Enterprise Ltd. Sr. Sec. Note, 0.00%
  to 7/31/2003, 14.00% from 8/1/2003 to maturity .......    9,000,000            8/01/2006                 90,000
Four M Corp. Sr. Sec. Note Series B, 12.00% ............    4,670,000            6/01/2006              4,448,175
Owens-Illinois Inc. Sr. Deb., 7.50% ....................    2,830,000            5/15/2010              2,392,623
Packaging Resources Inc. Sr. Sec. Note, 11.625%[ ] .....    5,000,000            5/01/2003              3,525,000
Tekni Plex Inc. Sr. Sub Note, 12.75%+ ..................    2,750,000            6/15/2010              2,750,000
Tembec Industries Inc. Guaranteed Sr. Note, 8.625% .....    2,000,000            6/30/2009              1,950,000
                                                                                                    -------------
                                                                                                       39,558,598
                                                                                                    -------------
RESTAURANTS 1.2%
Apple South Inc. Sr. Note, 9.75% .......................      770,000            6/01/2006                581,350
NE Restaurant Company, Inc. Sr. Note, 10.75% ...........    7,890,000            7/15/2008              6,193,650
                                                                                                    -------------
                                                                                                        6,775,000
                                                                                                    -------------
RETAIL 4.8%
Intertek Finance PLC Series B Sr. Sub. Note, 10.25% ....    8,850,000           11/01/2006              3,141,750
J. Crew Group Inc. Sr. Deb., 0.00% to 10/14/2002,
  13.125% from 10/15/2002 to maturity ..................   20,900,000           10/15/2008             12,853,500
J. Crew Operating Corp. Sr. Sub. Note, 10.375% .........    8,850,000           10/15/2007              7,953,937
J.H. Heafner Inc. Sr. Note Series D, 10.00% ............    5,600,000            5/15/2008              1,960,000
Loehmanns Inc. Sr. Note, 11.875%[ ] ....................    7,442,000            5/15/2003              1,860,500
                                                                                                    -------------
                                                                                                       27,769,687
                                                                                                    -------------
SERVICES 2.6%
Rose Hills Co. Sr. Sub. Note, 9.50% ....................    8,750,000           11/15/2004              5,862,500
Safety Kleen Corp. Sr. Note, 9.25%[ ] ..................    4,865,000            5/15/2009                152,031
Safety Kleen Services Inc. Sr. Sub. Note, 9.25%[ ] .....    4,085,000            6/01/2008                127,656
Stericycle Inc. Sr. Sub. Note Series B, 12.375% ........    1,400,000           11/15/2009              1,484,000
USA Waste Services Inc. Sr. Note, 7.00% ................    7,320,000           10/01/2004              7,012,560
Waste Management Inc., 7.70% ...........................      350,000           10/01/2002                346,546
                                                                                                    -------------
                                                                                                       14,985,293
                                                                                                    -------------
SUPERMARKETS/DRUG 0.5%
Stater Brothers Holdings Inc. Sr. Note, 10.75% .........    3,275,000            8/15/2006              2,767,375
                                                                                                    -------------
TECHNOLOGY 0.9%
Anacomp Inc. Sr. Sub. Note Series D, 10.875% ...........      450,000            4/01/2004                112,500
Elgar Holdings Inc. Sr. Sub. Note, 9.875% ..............    2,225,000            2/01/2008              1,212,625
Intersil Corp. Sr. Note, 13.25% ........................    3,445,000            8/15/2009              3,996,200
                                                                                                    -------------
                                                                                                        5,321,325
                                                                                                    -------------
TRANSPORTATION 2.4%
First Wave Marine Inc. Sr. Note, 11.00% ................    3,250,000            2/01/2008              1,905,313
Golden Ocean Group Ltd. Sr. Note, 10.00%[ ] ............   13,000,000            8/31/2001              2,340,000
International Shipholding Corp. Sr. Note Series B, 7.75%    7,030,000           10/15/2007              6,151,250
Pegasus Shipping Hellas Ltd. Pfd. Note Series A,
  11.875%[ ] ...........................................    3,500,000           11/15/2004              1,242,500
Westinghouse Air Brake Co. Sr. Note Series B2, 9.375% ..    2,650,000            6/15/2005              2,570,500
                                                                                                    -------------
                                                                                                       14,209,563
                                                                                                    -------------
UTILITY 1.4%
AES Drax Energy Ltd. Sr. Sec. Note, 11.50%+ ............      700,000            8/30/2010                740,250
AES Corp. Sr. Note, 9.375% .............................    3,050,000            9/15/2010              3,066,836
Empire Gas Corp. Sr. Sec. Note, 12.875%[ ] .............    7,144,000            7/15/2004              4,286,400
                                                                                                    -------------
                                                                                                        8,093,486
                                                                                                    -------------
Total Bonds (Cost $637,098,493) ..........................................................            484,830,903
                                                                                                    -------------

-----------------------------------------------------------------------------------------------------------------
                                                                                                         VALUE
                                                                                       SHARES          (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS 4.7%
ENERGY 0.4%
Premocor USA Inc. Sr. Pfd. ..................................................           11,536      $   2,422,560
                                                                                                    -------------
FINANCIAL 0.3%
RB Asset Inc. Pfd. Series A* ................................................          110,000          2,048,200
                                                                                                    -------------
FIXED COMMUNICATIONS 0.0%
ICG Holdings Inc. Exch. Pfd.> ...............................................           12,425            186,375
                                                                                                    -------------
MANUFACTURING 0.7%
North Atlantic Trading Inc. Sr. Pfd.> .......................................          227,508          3,924,513
                                                                                                    -------------
MEDIA 2.0%
Granite Broadcasting Corp. Exch. Pfd.> ......................................           17,575         11,599,500
                                                                                                    -------------
PAPER & PACKAGING 0.0%
Equitable Bag Inc. Series A Pfd.*+ ..........................................          134,760             13,476
                                                                                                    -------------
RESTAURANTS 0.2%
Ameriking Inc. Sr. Exch. Pfd.> ..............................................          308,206          1,386,927
                                                                                                    -------------
SERVICES 0.3%
Real Time Data Inc. Series B Pfd.*(+)@ ......................................           32,864          1,519,963
                                                                                                    -------------
SUPERMARKETS/DRUG 0.0%
Supermarkets General Holdings Corp. Exch. Pfd.*> ............................          344,540             43,068
                                                                                                    -------------
TEXTILES 0.8%
Cluett American Corp. Sr. Exch. Pfd.* .......................................          132,597          4,441,999
                                                                                                    -------------
UTILITY 0.4%
International Utility Structures Inc. Exch. Pfd.+> ..........................            3,762          2,370,060
                                                                                                    -------------
Total Preferred Stocks (Cost $100,373,203) ..................................                          27,534,081
                                                                                                    -------------
COMMON STOCKS & OTHER 9.5%
Abbey Healthcare Group Inc. Com .............................................        1,675,000          1,664,532
Advanced Radio Telecom Corp. Wts.* ..........................................           70,823            601,991
AirGate PCS, Inc. Com.* .....................................................           22,811          1,023,644
Ameriking Inc. Com.*+ .......................................................            4,775             47,750
Anacomp Inc. Wts.*+ .........................................................           25,940              7,296
Cellnet Data Systems Inc. Wts.*+ ............................................            1,500                377
Central Rents Inc. Com.*+ ...................................................            5,250            115,500
CHC Helicopter Corp Cl. A Com.* .............................................           46,000            324,875
CHI Energy Inc. Cl. C Wts.*+ ................................................            3,279                820
Clearnet Communications Inc. Wts.*+ .........................................           78,705          1,967,625
Dimon Inc. Com ..............................................................          225,000            731,250
E. Spire Communications Inc. Wts.*+ .........................................            9,500             47,500
Empire Gas Corp. Wts.*+ .....................................................            2,760                690
Equitable Bag Inc. Com.*+ ...................................................        1,347,600             13,476
FreedomPay Inc. Com.*(+)@ ...................................................        3,145,340          1,942,248
Granite Broadcasting Corp. Com.* ............................................          515,000          2,365,781
Hollinger International, Inc. Cl. A Com .....................................        1,729,900         28,975,825
Insight Communications Inc. Cl. A Com.* .....................................           42,518            674,973
Intelcom Group, Inc. Wts.+* .................................................           21,450             10,725
Intermedia Communications Inc. Wts.* ........................................            6,570            193,815
International Utility Structures Inc. Wts.* .................................            2,750              2,750
Ionica PLC Wts.*+ ...........................................................            9,500                 95
Ladish Inc. Com.* ...........................................................           86,667          1,137,504
Ladish Inc. Wts.*+ ..........................................................          150,946          1,800,029
Loral Space & Communications Ltd. Com.* .....................................            8,781             53,785
Motels of America Inc. Com.*+ ...............................................            5,500              1,375
NEXTLINK Communications Inc. Cl. A* .........................................           24,478            861,302
NS Group Wts. Inc.* .........................................................          155,012          3,078,533
Nucentrix Broadband Networks, Inc. Wts.*+ ...................................           37,500                375
Pagemart Inc. Wts.*+ ........................................................           21,850             87,400
Pathmark Stores Inc. Com.* ..................................................          121,364          1,494,294
Phase Metrics Inc. Cl. A Com.*(+) ...........................................          867,272          1,199,958
Powertel Inc. Com.* .........................................................            9,078            690,483
Primus Telecommunications Group Wts.*+ ......................................            6,500             44,525
Protection One Inc. Wts.*+ ..................................................           10,400              2,600
Reunion Industries Inc. Com.* ...............................................          225,000            428,906
RSL Communications Ltd. Cl. A Com.* .........................................           53,660            107,321
Sabreliner Corp. Wts.*+ .....................................................            1,750             17,500
Startec Global Communications Corp. Wts.*+ ..................................            8,545              2,991
Town & Country Corp. Cl. A Com.* ............................................          195,632             12,227
Viatel Inc. Com.* ...........................................................          115,000          1,178,750
Waxman Industries Inc. Wts.*+ ...............................................          236,000              2,360
Wireless One Inc. Wts.*+ ....................................................           16,500                165
World Access Inc. Com.* .....................................................           22,984            124,257
                                                                                                    -------------
Total Common Stocks & Other (Cost $65,316,199) ..............................                          55,462,738
                                                                                                    -------------

-----------------------------------------------------------------------------------------------------------------
                                                                   PRINCIPAL                           MATURITY
                                                                     AMOUNT                              DATE
-----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 6.6%
State Street Navigator Securities Lending Prime
  Portfolio ...................................                    38,159,787                          38,159,787
                                                                                                    -------------
Total Short-Term Investments (Cost $38,159,787) .............................                          38,159,787
                                                                                                    -------------
COMMERCIAL PAPER 0.1%
Pacific Gas & Electric Co. 6.72% ................  $   418,000     10/02/2000                             417,922
                                                                                                    -------------
Total Commercial Paper (Cost $417,922) ......................................                             417,922
                                                                                                    -------------
Total Investments (Cost $841,365,604) - 104.1% ..............................                         606,405,431
Cash and Other Assets, Less Liabilities - (4.1%) ............................                         (23,937,336)
                                                                                                    -------------
Net Assets - 100.0% .........................................................                       $ 582,468,095
                                                                                                    =============

Federal Income Tax Information (Note 1):
At September 30, 2000, the net unrealized depreciation of investments based on cost for Federal income tax purposes of $841,525,197 was as follows:
Aggregate gross unrealized appreciation for all investments in which there
  is an excess of value over tax cost .......................................                       $  25,901,235
Aggregate gross unrealized depreciation for all investments in which there
  is an excess of tax cost over value .......................................                        (261,021,001)
                                                                                                    -------------
                                                                                                    $(235,119,766)
                                                                                                    =============

-----------------------------------------------------------------------------------------------------------------
  * Nonincome-producing securities.

  > Payments of income may be made in cash or in the form of additional securities.

[ ] Security is in default.

  @ Security valued under consistently applied procedures established by the Trustees.

(+) Security restricted as to public resale. At September 30, 2000, there were no outstanding unrestricted securities of the same class as those held. The total cost and market value of restricted securities owned at
    September 30, 2000 were $31,761,302 and $4,662,169 (0.80% of net assets), respectively.

  + Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of
    Rule 144A securities owned at September 30, 2000 were $56,804,076 and $42,985,747 (7.38% of net assets), respectively.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------
September 30, 2000 (Unaudited)

ASSETS
Investments, at value (Cost $841,365,604) (Note 1) ....................      $ 606,405,431
Interest and dividends receivable .....................................         18,133,674
Receivable for securities sold ........................................          2,787,840
Receivable for fund shares sold .......................................            555,779

                                                                             -------------
                                                                               627,882,724
LIABILITIES
Payable for collateral received on securities loaned ..................         38,159,787
Payable for securities purchased ......................................          2,182,251
Dividends payable .....................................................          2,201,398
Payable for fund shares redeemed ......................................          1,345,619
Accrued transfer agent and shareholder services (Note 2) ..............            538,515
Accrued management fee (Note 2) .......................................            280,026
Accrued distribution and service fees (Note 2) ........................            275,430
Accrued trustees' fees (Note 2) .......................................             15,921
Other accrued expenses ................................................            415,682
                                                                             -------------
                                                                                45,414,629
                                                                             -------------
NET ASSETS ............................................................      $ 582,468,095
                                                                             =============
Net Assets consist of:
  Unrealized depreciation of investments ..............................      $(234,960,173)
  Accumulated net realized loss .......................................        (90,544,859)
  Paid-in capital .....................................................        907,973,127
                                                                             -------------
                                                                             $ 582,468,095
                                                                             =============
Net Asset Value and redemption price per share of
  Class A shares ($365,789,713 / 85,846,117 shares) ...................              $4.26
                                                                                     =====
Maximum Offering Price per share of Class A shares ($4.26 / .955) .....              $4.46
                                                                                     =====
Net Asset Value and offering price per share of Class B(1) shares
  ($32,541,513 / 7,702,152 shares)* ...................................              $4.22
                                                                                     =====
Net Asset Value and offering price per share of Class B shares
  ($161,403,318 / 38,127,330 shares)* .................................              $4.23
                                                                                     =====
Net Asset Value and offering price per share of Class C shares
  ($17,930,050 / 4,232,609 shares)* ...................................              $4.24
                                                                                     =====
Net Asset Value, offering price and redemption price per share of
  Class S shares ($4,803,501 / 1,134,317 shares) ......................              $4.23
                                                                                     =====
------------------------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.
------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------
For the six months ended September 30, 2000 (Unaudited)

INVESTMENT INCOME
Interest, net of foreign taxes of $26,853 (Note 1) ....................       $ 29,541,655
Dividends .............................................................          3,336,833
                                                                              ------------
                                                                                32,878,488
EXPENSES
Management fee (Note 2) ...............................................          2,087,484
Transfer agent and shareholder services (Note 2) ......................          1,013,914
Custodian fee .........................................................            129,015
Reports to shareholders ...............................................             52,155
Distribution and service fees - Class A (Note 4) ......................            626,357
Distribution and service fees - Class B(1) (Note 4) ...................            171,481
Distribution and service fees - Class B (Note 4) ......................            970,322
Distribution and service fees - Class C (Note 4) ......................            109,061
Registration fees .....................................................             62,952
Audit fee .............................................................             24,156
Trustees' fees (Note 2) ...............................................             15,921
Legal fees ............................................................             15,555
Miscellaneous .........................................................             15,006
                                                                              ------------
                                                                                 5,293,379
Fees paid indirectly (Note 2) .........................................            (31,570)
                                                                              ------------
                                                                                 5,261,809
                                                                              ------------
Net investment income .................................................         27,616,679
                                                                              ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS,
  FOREIGN CURRENCY AND FORWARD CONTRACTS
Net realized loss on investments (Notes 1 and 3) ......................        (36,743,496)
                                                                              ------------
Change in unrealized depreciation of investments ......................        (74,681,544)
                                                                              ------------
Net loss on investments ...............................................       (111,425,040)
                                                                              ------------
Net decrease in net assets resulting from operations ..................       $(83,808,361)
                                                                              ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

-----------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------
                                                                                          SIX MONTHS ENDED
                                                                   YEAR ENDED            SEPTEMBER 30, 2000
                                                                  MARCH 31, 2000             (UNAUDITED)
-----------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ................................            $   91,874,929             $  27,616,679
Net realized loss on investments, foreign currency and
  forward contracts ..................................               (38,721,659)              (36,743,496)
Net unrealized depreciation of investments and forward
  contracts ..........................................               (69,370,508)              (74,681,544)
                                                                  --------------             -------------
Net decrease resulting from
  operations .........................................               (16,217,238)              (83,808,361)
                                                                  --------------             -------------
Dividends from net investment income:
  Class A ............................................               (56,225,697)              (22,537,500)
  Class B(1) .........................................                (2,555,427)               (1,692,867)
  Class B ............................................               (25,669,267)               (9,543,752)
  Class C ............................................                (3,137,992)               (1,075,642)
  Class S ............................................                (4,670,012)               (1,728,968)
                                                                  --------------             -------------
                                                                     (92,258,395)              (36,578,729)
                                                                  --------------             -------------
Distributions from capital gains:
  Class A ............................................                   (57,728)                     --
  Class B(1) .........................................                    (3,737)                     --
  Class B ............................................                   (27,783)                     --
  Class C ............................................                    (3,350)                     --
  Class S ............................................                    (4,912)                     --
                                                                  --------------             -------------
                                                                         (97,510)                     --
                                                                  --------------             -------------
Net decrease from fund share transactions (Note 5) ...              (137,766,259)             (136,901,383)
                                                                  --------------             -------------
Total decrease in net assets .........................              (246,339,402)             (257,288,473)
NET ASSETS
Beginning of period ..................................             1,086,095,970               839,756,568
                                                                  --------------             -------------
End of period (including undistributed net investment
  income of $1,501,659 and $0, respectively) .........            $  839,756,568             $ 582,468,095
                                                                  ==============             =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
September 30, 2000

NOTE 1

State Street Research High Income Fund (the "Fund"), is a series of State Street Research Income Trust (the "Trust"), which was organized as a Massachusetts business trust on December 23, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of two separate funds: State Street Research High Income Fund and State Street Research Strategic Growth & Income Fund.

The investment objective of the Fund is to seek, primarily, high current income and, secondarily, capital appreciation, from investments in fixed income securities. In selecting investments for the Fund, the investment manager seeks to identify those fixed income securities which it believes will not involve undue risk. Certain of the Fund's investments, however, may be considered predominantly speculative.

The Fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 4.50%. From April 1, 2000 to April 30, 2000, Class A shares paid a service fee equal to 0.25% of average daily net assets. Beginning May 1, 2000, Class A shares pay an annual service and distribution fee equal to 0.30% of average daily net assets. Class B(1) shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B (1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of MetLife Inc., and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees.

B. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

Securities quoted in foreign currencies are translated in U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

D. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. Certain fixed income and preferred securities held by the Fund pay interest or dividends in the form of additional securities (payment-in-kind securities). Interest income on payment-in-kind fixed income securities is recorded using the effective-interest method. Dividend income on payment-in-kind preferred securities is recorded at the market value of securities received. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

E. DIVIDENDS
Dividends are declared daily based upon projected net investment income and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily caused by differing treatment of accrued interest on defaulted bonds.

F. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At March 31, 2000, the Fund had a capital loss carryforward of $44,657,700 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on March 31, 2008.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 1999 through March 31, 2000, the Fund incurred net capital losses of approximately $8,882,000 and intends to defer and treat such losses as arising in the fiscal year ended March 31, 2001.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At September 30, 2000, the value of the securities loaned and the value of collateral were $36,846,866 and $38,159,787, respectively. During the six months ended September 30, 2000 income from securities lending amounted to $57,718 and is included in interest income.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.60% of the first $500 million of net assets, 0.55% of the next $500 million, and 0.50% of any amount over $1 billion. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 2000, the fees pursuant to such agreement amounted to $2,087,484.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of MetLife, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended September 30, 2000, the amount of such expenses was $359,503.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended September 30, 2000, the Fund's transfer agent fees were reduced by $31,570 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $15,921 during the six months ended September 30, 2000.

NOTE 3

For the six months ended September 30, 2000, purchases and sales of securities, exclusive of short-term investments, aggregated $168,429,122 and $295,566,716, respectively.

NOTE 4

The Trust has adopted plans of distribution pursuant to Rule
12b-1 under the Investment Company Act of 1940. Under the plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, beginning May 1, 2000, the Fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares. The Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 2000, fees pursuant to such plans amounted to $626,357, $171,481, $970,322 and $109,061 for Class A, Class
B(1), Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $53,191 and $179,128, respectively, on sales of Class A shares of the Fund during the six months ended September 30, 2000, and that MetLife Securities, Inc. earned commissions aggregating $125,370, $1,523 and $60 on sales of Class B(1), Class B and Class C shares, and that the Distributor collected contingent deferred sales charges aggregating $85,949, $240,266 and $2,720 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

NOTE 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

Share transactions were as follows:

                                                                                                 SIX MONTHS ENDED
                                                          YEAR ENDED                            SEPTEMBER 30, 2000
                                                        MARCH 31, 2000                              (UNAUDITED)
                                              ----------------------------------        ---------------------------------
CLASS A                                          SHARES               AMOUNT              SHARES               AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Shares sold .............................      15,101,807         $  81,649,256           6,801,184         $  32,105,464
Issued upon reinvestment of:
  Dividends from net investment income ..       6,810,041            36,691,333           3,142,916            14,482,142
  Distribution from capital gains .......           9,153                48,145                --                    --
Shares redeemed .........................     (37,383,845)         (201,178,010)        (23,325,071)         (108,866,566)
                                              -----------         -------------         -----------         -------------
Net decrease ............................     (15,462,844)        $ (82,789,276)        (13,380,971)        $ (62,278,960)
                                              ===========         =============         ===========         =============

CLASS B(1)                                       SHARES               AMOUNT              SHARES               AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Shares sold .............................       6,202,418         $  33,670,868           1,601,268         $   7,409,039
Issued upon reinvestment of:
  Dividends from net investment income ..         267,246             1,412,718             202,775               927,676
  Distribution from capital gains .......             553                 2,890                --                    --
Shares redeemed .........................      (1,544,929)           (8,172,377)         (1,294,711)           (6,025,951)
                                              -----------         -------------         -----------         -------------
Net increase ............................       4,925,288         $  26,914,099             509,332         $   2,310,764
                                              ===========         =============         ===========         =============

CLASS B                                          SHARES               AMOUNT              SHARES               AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Shares sold .............................       2,383,374         $  12,804,208             473,276         $   2,177,203
Issued upon reinvestment of:
  Dividends from net investment income ..       2,649,415            14,210,138           1,110,974             5,091,987
  Distribution from capital gains .......           4,050                21,182                --                    --
Shares redeemed .........................     (18,909,837)         (101,229,683)         (9,444,157)          (43,659,851)
                                              -----------         -------------         -----------         -------------
Net decrease ............................     (13,872,998)        $ (74,194,155)         (7,859,907)        $ (36,390,661)
                                              ===========         =============         ===========         =============

CLASS C                                          SHARES               AMOUNT              SHARES               AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Shares sold .............................       3,200,506         $  17,277,504             369,775         $   1,707,131
Issued upon reinvestment of:
  Dividends from net investment income ..         309,193             1,661,769              96,603               444,249
  Distribution from capital gains .......             457                 2,395                --                    --
Shares redeemed .........................      (5,474,306)          (29,315,203)         (1,439,106)           (6,663,060)
                                              -----------         -------------         -----------         -------------
Net decrease ............................      (1,964,150)        $ (10,373,535)           (972,728)        $  (4,511,680)
                                              ===========         =============         ===========         =============

CLASS S                                          SHARES               AMOUNT              SHARES               AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Shares sold .............................         304,414         $   1,658,715             349,117         $   1,630,854
Issued upon reinvestment of:
  Dividends from net investment income ..         855,646             4,566,991             345,669             1,604,011
  Distribution from capital gains .......             933                 4,870                --                    --
Shares redeemed .........................        (653,530)           (3,553,968)         (8,688,502)          (39,265,711)
                                              -----------         -------------         -----------         -------------
Net increase (decrease) .................         507,463         $   2,676,608          (7,993,716)        $ (36,030,846)
                                              ===========         =============         ===========         =============

STATE STREET RESEARCH HIGH INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                                                   CLASS A
                                                                  ------------------------------------------------------------------
                                                                                 YEARS ENDED MARCH 31              SIX MONTHS ENDED
                                                                  ---------------------------------------------   SEPTEMBER 30, 2000
                                                                  1996(a)  1997(a)   1998(a)  1999(a)   2000(a)     (UNAUDITED)(a)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                             5.80     5.95      6.01     6.62      5.65            5.05
                                                                  -------  -------   -------  -------   -------         -------
  Net investment income ($)                                          0.52     0.59      0.58     0.58      0.52            0.19
  Net realized and unrealized gain (loss) on investments, foreign
    currency and forward contracts ($)                               0.20    (0.01)     0.63    (0.80)    (0.60)          (0.73)
                                                                  -------  -------   -------  -------   -------         -------
TOTAL FROM INVESTMENT OPERATIONS ($)                                 0.72     0.58      1.21    (0.22)    (0.08)          (0.54)
                                                                  -------  -------   -------  -------   -------         -------
  Dividends from net investment income ($)                          (0.56)   (0.52)    (0.60)   (0.58)    (0.52)          (0.25)
  Distributions from capital gains ($)                              (0.01)    --        --      (0.09)     --              --
  Distribution in excess of capital gains                            --       --        --      (0.08)     --              --
                                                                  -------  -------   -------  -------   -------         -------
TOTAL DISTRIBUTIONS ($)                                             (0.57)   (0.52)    (0.60)   (0.75)    (0.52)          (0.25)
                                                                  -------  -------   -------  -------   -------         -------
NET ASSET VALUE, END OF PERIOD ($)                                   5.95     6.01      6.62     5.65      5.05            4.26
                                                                  =======  =======   =======  =======   =======         =======
Total return(b) (%)                                                 12.85    10.30     20.98    (3.19)    (1.65)         (11.04)(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                         646,473  658,413   718,705  648,217   501,042         365,790
Expense ratio (%)                                                    1.17     1.10      1.10     1.06      1.12            1.24(d)
Expense ratio after expense reductions(%)                            1.17     1.10      1.10     1.05      1.11            1.23(d)
Ratio of net investment income to average net assets (%)             8.88     9.70      9.10     9.63      9.50            7.96(d)
Portfolio turnover rate (%)                                         56.47    81.75     70.53    53.46     50.49           24.60

---------------------------------------------------------------------------------------------------------------------
                                                                                      CLASS B(1)
                                                                  ---------------------------------------------------
                                                                     YEARS ENDED MARCH 31          SIX MONTHS ENDED
                                                                  ---------------------------     SEPTEMBER 30, 2000
                                                                  1999(a)(e)          2000(a)        (UNAUDITED)(a)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                             5.62              5.62                5.01
                                                                   ------            ------              ------
  Net investment income ($)                                          0.12              0.47                0.17
  Net realized and unrealized gain (loss) on
    investments, foreign currency and forward contracts ($)          0.01             (0.60)              (0.73)
                                                                   ------            ------              ------
TOTAL FROM INVESTMENT OPERATIONS ($)                                 0.13             (0.13)              (0.56)
                                                                   ------            ------              ------
  Dividends from net investment income ($)                          (0.13)            (0.48)              (0.23)
                                                                   ------            ------              ------
TOTAL DISTRIBUTIONS ($)                                             (0.13)            (0.48)              (0.23)
                                                                   ------            ------              ------
NET ASSET VALUE, END OF PERIOD ($)                                   5.62              5.01                4.22
                                                                   ======            ======              ======
Total return(b) (%)                                                  2.25(c)          (2.57)             (11.43)(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                          12,732            36,038              32,542
Expense ratio (%)                                                    1.74(d)           1.87                1.95(d)
Expense ratio after expense reductions (%)                           1.73(d)           1.86                1.94(d)
Ratio of net investment income to average net assets (%)             8.81(d)           8.76                7.19(d)
Portfolio turnover rate (%)                                         53.46             50.49               24.60

-------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calcuated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.
(e) January 1, 1999 (commencement of share class) to March 31, 1999.

------------------------------------------------------------------------------------------------------------------------------------
STATE STREET RESEARCH HIGH INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                CLASS B
                                                                  ------------------------------------------------------------------
                                                                                YEARS ENDED MARCH 31               SIX MONTHS ENDED
                                                                  ---------------------------------------------   SEPTEMBER 30, 2000
                                                                  1996(a)  1997(a)    998(a)  1999(a)   2000(a)      (UNAUDITED)(a)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                             5.79     5.93      5.98     6.58      5.62            5.02
                                                                  -------  -------   -------  -------   -------         -------
  Net investment income ($)                                          0.46     0.55      0.53     0.53      0.47            0.17
  Net realized and unrealized gain (loss) on investments, foreign
    currency and forward contracts ($)                               0.21    (0.02)     0.62    (0.79)    (0.59)          (0.73)
                                                                  -------  -------   -------  -------   -------         -------
TOTAL FROM INVESTMENT OPERATIONS ($)                                 0.67     0.53      1.15    (0.26)    (0.12)          (0.56)
                                                                  -------  -------   -------  -------   -------         -------
  Dividends from net investment income ($)                          (0.52)   (0.48)    (0.55)   (0.53)    (0.48)          (0.23)
  Distributions from capital gains ($)                              (0.01)    --        --      (0.09)     --              --
  Distribution in excess of capital gains                            --       --        --      (0.08)     --              --
                                                                  -------  -------   -------  -------   -------         -------
TOTAL DISTRIBUTIONS ($)                                             (0.53)   (0.48)    (0.55)   (0.70)    (0.48)          (0.23)
                                                                  -------  -------   -------  -------   -------         -------
NET ASSET VALUE, END OF PERIOD ($)                                   5.93     5.98      6.58     5.62      5.02            4.23
                                                                  =======  =======   =======  =======   =======         =======
Total return(b) (%)                                                 12.06     9.35     20.02    (3.77)    (2.38)         (11.41)(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                         185,735  259,077   345,797  336,420   230,786         161,403
Expense ratio (%)                                                    1.92     1.85      1.85     1.81      1.87            1.95(d)
Expense ratio after expense reductions (%)                           1.92     1.85      1.85     1.80      1.86            1.94(d)
Ratio of net investment income to average net assets (%)             7.95     9.01      8.36     8.90      8.76            7.26(d)
Portfolio turnover rate (%)                                         56.47    81.75     70.53    53.46     50.49           24.60


                                                                                                 CLASS C
                                                                  ------------------------------------------------------------------
                                                                                YEARS ENDED MARCH 31                SIX MONTHS ENDED
                                                                  ----------------------------------------------  SEPTEMBER 30, 2000
                                                                  1996(a)  1997(a)    1998(a)  1999(a)   2000(a)    (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                             5.79     5.93      5.99     6.59      5.63            5.02
                                                                  -------  -------   -------  -------   -------         -------
  Net investment income ($)                                          0.46     0.54      0.53     0.53      0.48            0.17
  Net realized and unrealized gain (loss) on investments, foreign
    currency and forward contracts ($)                               0.21    (0.00)     0.62    (0.79)    (0.61)          (0.72)
                                                                  -------  -------   -------  -------   -------         -------
TOTAL FROM INVESTMENT OPERATIONS ($)                                 0.67     0.54      1.15    (0.26)    (0.13)          (0.55)
                                                                  -------  -------   -------  -------   -------         -------
  Dividends from net investment income ($)                          (0.52)   (0.48)    (0.55)   (0.53)    (0.48)          (0.23)
  Distributions from capital gains ($)                              (0.01)    --        --      (0.09)     --              --
  Distribution in excess of capital gains                            --       --        --      (0.08)     --              --
                                                                  -------  -------   -------  -------   -------         -------
TOTAL DISTRIBUTIONS ($)                                             (0.53)   (0.48)    (0.55)   (0.70)    (0.48)          (0.23)
                                                                  -------  -------   -------  -------   -------         -------
NET ASSET VALUE, END OF PERIOD ($)                                   5.93     5.99      6.59     5.63      5.02            4.24
                                                                  =======  =======   =======  =======   =======         =======
Total return(b) (%)                                                 12.05     9.52     19.99    (3.76)    (2.57)         (11.21)(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                          15,262   28,488    34,586   40,342    26,154          17,930
Expense ratio (%)                                                    1.92     1.85      1.85     1.81      1.87            1.95(d)
Expense ratio after expense reductions (%)                           1.92     1.85      1.85     1.80      1.86            1.94(d)
Ratio of net investment income to average net assets (%)             7.91     9.09      8.35     8.91      8.77            7.29(d)
Portfolio turnover rate (%)                                         56.47    81.75     70.53    53.46     50.49           24.60
-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calcuated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.

------------------------------------------------------------------------------------------------------------------------------------
STATE STREET RESEARCH HIGH INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   CLASS S
                                                                  ------------------------------------------------------------------
                                                                                 YEARS ENDED MARCH 31              SIX MONTHS ENDED
                                                                  ---------------------------------------------   SEPTEMBER 30, 2000
                                                                  1996(a)  1997(a)   1998(a)   1999(a)  2000(a)     (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                             5.78     5.92      5.98     6.58      5.61            5.01
                                                                  -------  -------   -------  -------   -------         -------
  Net investment income ($)                                          0.53     0.61      0.59     0.58      0.53            0.21
  Net realized and unrealized gain (loss) on investments, foreign
    currency and forward contracts ($)                               0.20    (0.01)     0.63    (0.79)    (0.60)          (0.74)
                                                                  -------  -------   -------  -------   -------         -------
TOTAL FROM INVESTMENT OPERATIONS ($)                                 0.73     0.60      1.22    (0.21)    (0.07)          (0.53)
                                                                  -------  -------   -------  -------   -------         -------
  Dividends from net investment income ($)                          (0.58)   (0.54)    (0.62)   (0.59)    (0.53)          (0.25)
  Distributions from capital gains ($)                              (0.01)    --        --      (0.09)     --              --
  Distribution in excess of capital gains                            --       --        --      (0.08)     --              --
                                                                  -------  -------   -------  -------   -------         -------
TOTAL DISTRIBUTIONS ($)                                             (0.59)   (0.54)    (0.62)   (0.76)    (0.53)          (0.25)
                                                                  -------  -------   -------  -------   -------         -------
NET ASSET VALUE, END OF PERIOD ($)                                   5.92     5.98      6.58     5.61      5.01            4.23
                                                                  =======  =======   =======  =======   =======         =======
Total return(b) (%)                                                 13.19    10.63     21.22    (2.97)    (1.41)         (10.79)(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                           3,840    6,255     7,860   48,384    45,737           4,804
Expense ratio (%)                                                    0.92     0.85      0.85     0.81      0.87            0.95(d)
Expense ratio after expense reductions (%)                           0.92     0.85      0.85     0.80      0.86            0.94(d)
Ratio of net investment income to average net assets (%)             8.97    10.04      9.36    10.00      9.81            8.36(d)
Portfolio turnover rate (%)                                         56.47    81.75     70.53    53.46     50.49           24.60
-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calcuated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH HIGH INCOME FUND

------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH INCOME TRUST
------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RICHARD S. DAVIS                       RICHARD S. DAVIS
HIGH INCOME FUND                           Chairman of the Board                  Chairman of the Board,
One Financial Center                       President and Chief Executive          President, Chief Executive
Boston, MA 02111                           Officer                                Officer and Director,
                                                                                  State Street Research
INVESTMENT ADVISER                         JOHN H. KALLIS                         & Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       THOMAS A. SHIVELY                      Former Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer
                                                                                  and President,
DISTRIBUTOR                                JAMES M. WEISS                         PictureTel Corporation
State Street Research                      Vice President
Investment Services, Inc.                                                         STEVE A. GARBAN
One Financial Center                       GERALD P. MAUS                         Former Senior Vice President
Boston, MA 02111                           Treasurer                              for Finance and Operations and
                                                                                  Treasurer, The Pennsylvania
SHAREHOLDER SERVICES                       DOUGLAS A. ROMICH                      State University
State Street Research                      Assistant Treasurer
Service Center                                                                    DEAN O. MORTON
P.O. Box 8408                              FRANCIS J. MCNAMARA, III               Former Executive Vice President,
Boston, MA 02266-8408                      Secretary and General Counsel          Chief Operating Officer and
1-87-SSR-FUNDS (1-877-773-8637)                                                   Director, Hewlett-Packard Company
                                           DARMAN A. WING
CUSTODIAN                                  Assistant Secretary and                SUSAN M. PHILLIPS
State Street Bank and                      Assistant General Counsel              Dean, School of Business and
Trust Company                                                                     Public Management, George
225 Franklin Street                        SUSAN E. BREEN                         Washington University; former
Boston, MA 02110                           Assistant Secretary                    Member of the Board of Governors
                                                                                  of the Federal Reserve System and
LEGAL COUNSEL                              AMY L. SIMMONS                         Chairman and Commissioner of
Goodwin, Procter & Hoar LLP                Assistant Secretary                    the Commodity Futures Trading
Exchange Place                                                                    Commission
Boston, MA 02109
                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  Founders Investments Ltd.
                                                                                  President,
                                                                                  The Glen Ellen Company

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH HIGH INCOME FUND                          ----------------
One Financial Center                                                Bulk Rate
Boston, MA 02111                                                  U.S. Postage
                                                                      PAID
                                                                   Canton, MA
                                                                   Permit #313
                                                                ----------------




QUESTIONS? COMMENTS?

E-MAIL us at:
    info@ssrfunds.com

INTERNET site:
    www.statestreetresearch.com

CALL us toll-free at 1-87-SSR-FUNDS (1-877-773-8637) or [hearing-impaired 1-800-676-7876]
    [Chinese and Spanish-speaking 1-888-638-3193]

WRITE us at:
    State Street Research
    Service Center
    P.O. Box 8408
    Boston, MA 02266-8408


[Logo STATE STREET RESEARCH

(c)2000 State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research High Income Fund prospectus.

When used after December 31, 2000, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp1101) SSR-LD                                    HI-2658-1000

                      ------------------------------------
                             STATE STREET RESEARCH
                      ------------------------------------
                         STRATEGIC GROWTH & INCOME FUND
                        --------------------------------

                        SEMIANNUAL REPORT
                        September 30, 2000




                       -------------------
                          WHAT'S INSIDE
                       -------------------

                       INVESTMENT UPDATE

                       About the fund,
                       economy and markets


                       FUND INFORMATION

                       Facts and figures


                       PLUS, COMPLETE PORTFOLIO HOLDINGS
                       AND FINANCIAL STATEMENTS




                                                         -------------------

                                                           [DALBAR LOGO]

                                                         -------------------

                                                           For Excellence
[Logo] STATE STREET RESEARCH                                     in
                                                              Service

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY
o The Federal Reserve Board appears to have steered the U.S. economy to a soft landing. Growth slowed from 5.6% in the second quarter to 2.7% in the third quarter.
o In May, the Federal Reserve Board raised short-term interest rates to 6.5%. However, slower growth and modest inflation suggest that the Fed could soon back off of its bias toward further increases.
o Corporate profit growth has slowed, but new home sales and consumer spending remained strong. The savings rate slid to a record low 0.1% toward the end of the period, and consumer debt rose.

THE MARKETS
o The stock market bounced back from a Spring technology correction and rallied in August as investors rotated into old-economy value stocks. However, the late summer rally was followed by a steep sell-off in September.
o The 10-year Treasury bond replaced the 30-year bond as the bellwether of the U.S. bond market. The yield on the 10-year Treasury bond moved up and down during the six-month period, but closed just about where it started -- at 5.8%. Municipal and corporate bonds rose, but high-yield bonds lagged.

THE FUND

OVER THE PAST SIX MONTHS
o For the six months ended September 30, 2000, Class A shares of State Street Research Strategic Growth & Income Fund returned 2.36% (does not reflect sales charge).(1) The fund significantly outperformed the Lipper Flexible Portfolio Funds Average, which returned -0.24%.
o Investments in value and energy stocks were the best performers on the stock side of the portfolio.
o On the bond side, our investments in emerging market debt helped performance; high yield and other international bonds hurt performance.

CURRENT STRATEGY
o We have underweighted stocks, and underweighted growth versus value stocks.
o We reduced our exposure to energy to take advantage of significant price gains.
o We are monitoring the high-yield sector where low valuations are compelling.

September 30, 2000

(1) 2.03% for Class B(1) shares; 2.00% for Class B shares; 1.98% for Class C shares; 2.47% for Class S shares.

(2) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The fund's returns include performance from before the creation of share classes. If this performance reflected the share classes' current 12b-1 fees, the fund's returns may have been lower. Class S shares, offered without a sales charge, are available only through certain employee benefit plans and special programs.

(3) Performance reflects up to a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charges, where applicable.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended September 30, 2000)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(2)(3)
-----------------------------------------------------------------------
                      10 YEARS           5 YEARS                 1 YEAR
-----------------------------------------------------------------------
Class A                12.20%             11.86%                 11.64%
-----------------------------------------------------------------------
Class B(1)             12.25%             12.11%                 12.57%
-----------------------------------------------------------------------
Class B                12.25%             12.10%                 12.56%
-----------------------------------------------------------------------
Class C                12.24%             12.34%                 16.51%
-----------------------------------------------------------------------
Class S                13.07%             13.46%                 18.73%
-----------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(does not reflect sales charge)(2)
-----------------------------------------------------------------------
                      10 YEARS            5 YEARS               1 YEAR
-----------------------------------------------------------------------
Class A                12.86%             13.19%                 18.45%
-----------------------------------------------------------------------
Class B(1)             12.25%             12.36%                 17.57%
-----------------------------------------------------------------------
Class B                12.25%             12.35%                 17.56%
-----------------------------------------------------------------------
Class C                12.24%             12.34%                 17.51%
-----------------------------------------------------------------------
Class S                13.07%             13.46%                 18.73%
-----------------------------------------------------------------------

                ASSET ALLOCATION
                (by percentage of net assets)

                Equities                                53%
                Bonds                                   39%
                Net Cash                                 8%

                TOP FIVE EQUITY INDUSTRIES
                (by percentage of net assets)

                DRUGS & BIOTECHNOLOGY                   4.0%
                MISCELLANEOUS FINANCIAL                 3.5%
                INSURANCE                               3.3%
                COMMUNICATIONS TECHNOLOGY               3.2%
                OIL & GAS PRODUCERS                     2.6%

                Total: 16.6%

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
September 30, 2000 (Unaudited)

-------------------------------------------------------------------------------------------------------
                                                                                           VALUE
                                                                    SHARES                (NOTE 1)
-------------------------------------------------------------------------------------------------------
EQUITY SECURITIES 52.9%
AUTOMOBILES & TRANSPORTATION 1.1%
AIR TRANSPORT 0.0%
CHC Helicopter Corp. Cl. A* ..................................            2,000           $     14,125
                                                                                          ------------
AUTOMOTIVE PARTS 0.6%
Delphi Automotive Systems Corp. ..............................          162,900              2,463,862
Eaton Corp. ..................................................           11,200                690,200
Gentex Corp.* ................................................           21,600                540,000
TRW Inc. .....................................................           19,300                784,063
                                                                                          ------------
                                                                                             4,478,125
                                                                                          ------------
MISCELLANEOUS TRANSPORTATION 0.2%
Canadian Pacific Ltd. ........................................           42,600              1,105,062
                                                                                          ------------
TRUCKERS 0.3%
CNF Transportation Inc. ......................................          102,600              2,282,850
                                                                                          ------------
Total Automobiles & Transportation ...........................                               7,880,162
                                                                                          ------------
CONSUMER DISCRETIONARY 6.6%
ADVERTISING AGENCIES 0.6%
Valassis Communications Inc.* ................................          188,450              4,193,013
                                                                                          ------------
CASINOS/GAMBLING, HOTEL/MOTEL 1.4%
Extended Stay America Inc.* ..................................           42,100                557,825
Harrah's Entertainment Inc.* .................................          163,525              4,496,937
Hilton Hotels Corp. ..........................................          111,600              1,290,375
International Game Technology Inc.* ..........................          104,392              3,510,181
Motels of America Inc.*+ .....................................              500                    125
                                                                                          ------------
                                                                                             9,855,443
                                                                                          ------------
COMMERCIAL SERVICES 1.2%
A.C. Nielsen Corp.* ..........................................          171,790              4,090,749
Corporate Executive Board Co.* ...............................            7,800                313,950
E.W. Scripps Co. Cl. A .......................................            8,000                432,000
Hotel Reservations Network Inc. Cl. A* .......................           29,800              1,091,425
Protection One Inc. Wts.*+ ...................................              800                    200
Republic Services Inc.* ......................................          160,600              2,107,875
                                                                                          ------------
                                                                                             8,036,199
                                                                                          ------------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 0.8%
Entravision Communications Corp.* ............................            8,600                149,425
Granite Broadcasting Corp. Exch.
Pfd.*>                               .........................              392                258,720
Hispanic Broadcasting Corp.* .................................            9,200                256,450
TiVo Inc.* ...................................................           43,000                833,125
U.S.A. Networks Inc.* ........................................           15,400                337,838
Walt Disney Co. ..............................................           60,650              2,319,862
World Wrestling Federation Entertainment Inc. Cl. A* .........           65,900              1,000,856
                                                                                          ------------
                                                                                             5,156,276
                                                                                          ------------
CONSUMER PRODUCTS 0.1%
Oakley Inc.* .................................................           51,600                906,225
                                                                                          ------------
CONSUMER SERVICES 0.0%
Central Rents Inc.*+ .........................................              250                  5,500
Docent, Inc. .................................................            2,000                 22,000
                                                                                          ------------
                                                                                                27,500
                                                                                          ------------
PRINTING & PUBLISHING 1.0%
General Media Inc. Wts.*+ ....................................              250                    250
Hollinger International, Inc. Cl. A ..........................          421,900              7,066,825
Sullivan Holdings Inc.*+# ....................................              149                 98,894
                                                                                          ------------
                                                                                             7,165,969
                                                                                          ------------
RESTAURANTS 0.3%
Darden Restaurants Inc. ......................................          110,600              2,301,863
                                                                                          ------------
RETAIL 1.2%
Federated Department Stores Inc.* ............................          105,800              2,764,025
Home Depot Inc. ..............................................           24,100              1,278,806
Staples Inc.* ................................................           54,000                766,125
Ticketmaster Online City Search, Inc. Cl. B* .................           41,300                699,519
TJX Companies, Inc. ..........................................          116,600              2,621,500
                                                                                          ------------
                                                                                             8,129,975
                                                                                          ------------
Total Consumer Discretionary .................................                              45,772,463
                                                                                          ------------
CONSUMER STAPLES 1.1%
BEVERAGES 0.4%
Anheuser-Busch Companies, Inc. ...............................           61,400              2,597,988
                                                                                          ------------
DRUG & GROCERY STORE CHAINS 0.4%
CVS Corp. ....................................................           42,000              1,945,125
Duane Reade Inc.* ............................................           23,800                577,150
Pathmark Stores Inc.* ........................................            2,667                 32,837
                                                                                          ------------
                                                                                             2,555,112
                                                                                          ------------
TOBACCO 0.3%
UST Inc. .....................................................          101,400              2,319,525
                                                                                          ------------
Total Consumer Staples .......................................                               7,472,625
                                                                                          ------------
FINANCIAL SERVICES 8.4%
BANKS & SAVINGS & LOAN 1.6%
Banknorth Group Inc.* ........................................          208,372              3,724,649
Golden West Financial Corp. ..................................           45,900              2,461,387
Hudson City Bancorp Inc. .....................................           65,200              1,108,400
Hudson United Bancorp ........................................           30,300                837,038
Investors Financial Services Co. .............................            8,100                511,313
Mercantile Bankshares Corp. ..................................           19,600                711,419
North Fork BanCorp., Inc. ....................................           34,700                750,388
Southtrust Corp. .............................................           31,400                987,137
                                                                                          ------------
                                                                                            11,091,731
                                                                                          ------------
INSURANCE 3.3%
Ace Ltd. .....................................................          298,500             11,716,125
Everest Reinsurance Group, Ltd. ..............................            9,900                490,050
Partnerre Ltd.* ..............................................           11,500                545,531
Saint Paul Companies, Inc. ...................................           96,500              4,758,656
XL Capital Ltd. Cl. A ........................................           77,701              5,711,024
                                                                                          ------------
                                                                                            23,221,386
                                                                                          ------------
MISCELLANEOUS FINANCIAL 3.5%
AMBAC Financial Group, Inc. ..................................           80,500              5,896,510
Citigroup, Inc. ..............................................          119,200              6,444,250
Marsh & McLennan Companies, Inc. .............................           29,500              3,913,125
MBNA Corp. ...................................................           87,620              3,373,370
Metris Companies Inc. ........................................           15,900                628,050
Morgan Stanley Dean Witter & Co. .............................           36,700              3,355,756
RB Asset Inc. Series A Pfd.* .................................           20,000                372,400
                                                                                          ------------
                                                                                            23,983,461
                                                                                          ------------
Total Financial Services .....................................                              58,296,578
                                                                                          ------------
HEALTH CARE 5.3%
DRUGS & BIOTECHNOLOGY 4.0%
Abbott Laboratories Inc. .....................................           60,420              2,873,726
Amgen Inc.* ..................................................           60,000              4,189,687
Applied Molecular Evolution* .................................           22,400                898,800
Barr Laboratories, Inc.* .....................................           14,500                961,531
Biovail Corp.* ...............................................            7,200                586,350
Cephalon Inc.* ...............................................            4,700                227,950
Ciphergen Biosystems Inc.* ...................................            4,300                137,600
Deltagen Inc.* ...............................................           11,900                368,156
Dyax Corp.* ..................................................           23,600              1,032,500
Esperion Therapeutics Inc.* ..................................           22,300                384,675
Genzyme Corp.* ...............................................           14,200                968,263
Inhale Therapeutic Systems, Inc.* ............................            5,500                310,063
Intermune Pharmaceuticals Inc.* ..............................           24,100              1,307,425
Lexicon Genetics Inc.* .......................................           33,700              1,065,762
Pain Therapeutics Inc.* ......................................           15,500                307,094
Pfizer Inc. ..................................................          110,000              4,943,125
Pharmacia Corp. ..............................................           87,020              5,237,516
Priority Healthcare Corp. Cl. B* .............................           13,900              1,059,875
Versicor Inc.* ...............................................           33,200                498,000
XOMA Ltd.* ...................................................           20,500                295,969
                                                                                          ------------
                                                                                            27,654,067
                                                                                          ------------
HEALTH CARE FACILITIES 0.1%
Tenet Healthcare Corp.* ......................................           20,200                734,775
                                                                                          ------------
HEALTH CARE SERVICES 0.6%
Community Health Systems Inc.* ...............................           35,500              1,140,437
Quorum Health Group Inc.* ....................................          256,900              3,339,700
                                                                                          ------------
                                                                                             4,480,137
                                                                                          ------------
HOSPITAL SUPPLY 0.6%
American Medical Systems Inc.* ...............................           49,100                767,187
Aradigm Corp.* ...............................................           33,000                756,938
Cepheid, Inc.* ...............................................            2,900                 23,744
Sybron International Corp.* ..................................           59,200              1,420,800
Zoll Medical Corp.* ..........................................           22,100              1,077,375
                                                                                          ------------
                                                                                             4,046,044
                                                                                          ------------
CHEMICALS 0.0%
Wilson Great Batch Technology, Inc.* .........................            6,100                139,538
                                                                                          ------------
Total Health Care ............................................                              37,054,561
                                                                                          ------------
INTEGRATED OILS 1.5%
INTEGRATED DOMESTIC 0.8%
Petroleo Brasileiro SA* ......................................           36,600              1,100,288
Unocal Corp. .................................................           75,100              2,661,356
USX-Marathon Group ...........................................           73,700              2,091,237
                                                                                          ------------
                                                                                             5,852,881
                                                                                          ------------
INTEGRATED INTERNATIONAL 0.7%
Exxon Mobil Corp. ............................................           32,920              2,933,995
Petro-Canada* ................................................           75,000              1,673,438
                                                                                          ------------
                                                                                             4,607,433
                                                                                          ------------
Total Integrated Oils ........................................                              10,460,314
                                                                                          ------------
MATERIALS & PROCESSING 2.8%
AGRICULTURE 0.0%
Eden Bioscience Corp.* .......................................            3,400                112,200
                                                                                          ------------
BUILDING & CONSTRUCTION 0.2%
Waxman Industries Inc. Wts.*+ ................................           29,500                    295
York International Corp. .....................................           50,100              1,246,238
                                                                                          ------------
                                                                                             1,246,533
                                                                                          ------------
CHEMICALS 0.5%
Cambrex Corp. ................................................           11,100                410,700
Hercules Inc. ................................................           56,800                802,300
Reunion Industries Inc.* .....................................           16,217                 30,914
Solutia Inc. .................................................          177,800              2,022,475
Valence Technology Inc.* .....................................           21,300                367,425
                                                                                          ------------
                                                                                             3,633,814
                                                                                          ------------
CONTAINERS & PACKAGING 0.0%
Equitable Bag Inc.*+ .........................................           47,600                    476
Equitable Bag Inc. Series A Pfd.*+ ...........................            4,760                    476
                                                                                          ------------
                                                                                                   952
                                                                                          ------------
DIVERSIFIED MANUFACTURING 0.6%
Ball Corp. ...................................................          134,700              4,268,306
                                                                                          ------------
FERTILIZERS 0.2%
Agrium Inc. ..................................................          145,700              1,493,425
                                                                                          ------------
FOREST PRODUCTS 0.1%
Boise Cascade Corp. ..........................................            8,900                236,406
                                                                                          ------------
MISCELLANEOUS MATERIALS & PROCESSING 0.0%
Ladish Inc. Wts.*+ ...........................................           15,095                180,008
                                                                                          ------------
PAPER & FOREST PRODUCTS 0.7%
Fort James Corp. .............................................          101,575              3,104,386
Westvaco Corp. ...............................................           48,000              1,281,000
                                                                                          ------------
                                                                                             4,385,386
                                                                                          ------------
STEEL 0.5%
Alaska Steel Holding Corp. ...................................          180,118              1,688,606
Harsco Corp. .................................................           78,000              1,720,875
                                                                                          ------------
                                                                                             3,409,481
                                                                                          ------------
TEXTILE & PRODUCTS 0.0%
Cluett American Corp. Sr. Exch.
Pfd.*>                               .........................            3,366                112,761
                                                                                          ------------
Total Materials & Processing .................................                              19,079,272
                                                                                          ------------
OTHER 2.1%
MULTI-SECTOR 2.1%
Gencorp Inc. .................................................          113,300                920,563
General Electric Co. .........................................          102,900              5,936,044
Ogden Corp.* .................................................          241,400              3,273,987
Tyco International Ltd. ......................................           82,500              4,279,687
                                                                                          ------------
Total Other ..................................................                              14,410,281
                                                                                          ------------
OTHER ENERGY 4.4%
GAS PIPELINES 0.6%
Columbia Energy Group ........................................            7,900                560,900
Williams Companies Inc. ......................................           74,089              3,130,260
                                                                                          ------------
                                                                                             3,691,160
                                                                                          ------------
OIL & GAS PRODUCERS 2.6%
Anadarko Petroleum Corp. .....................................          142,345              9,460,249
Burlington Resources Inc. ....................................           34,000              1,251,625
Cabot Oil & Gas Corp. Cl. A ..................................            9,800                199,675
Cross Timbers Oil Co. ........................................           14,250                273,422
HS Resources, Inc.* ..........................................            6,100                205,113
Ocean Energy Inc.* ...........................................          295,900              4,567,956
St. Mary Land & Exploration Co. ..............................           19,400                447,413
Ultramar Diamond Shamrock Co. ................................           65,100              1,651,912
                                                                                          ------------
                                                                                            18,057,365
                                                                                          ------------
OIL WELL EQUIPMENT & SERVICES 1.2%
Baker Hughes Inc. ............................................           46,200              1,715,175
Halliburton Co. ..............................................           81,240              3,975,683
National Oilwell Inc.* .......................................           15,713                491,031
Valero Energy Corp. ..........................................           47,500              1,671,406
Veritas DGC Inc.* ............................................           20,700                599,006
                                                                                          ------------
                                                                                             8,452,301
                                                                                          ------------
Total Other Energy ...........................................                              30,200,826
                                                                                          ------------
PRODUCER DURABLES 1.0%
AEROSPACE 0.0%
Ladish Inc.* .................................................            8,666                113,741
                                                                                          ------------
ELECTRICAL EQUIPMENT & COMPONENTS 0.0%
Proton Energy Systems, Inc.* .................................            2,300                 65,838
                                                                                          ------------
MISCELLANEOUS EQUIPMENT 0.2%
Thomas & Betts Corp. .........................................           83,995              1,464,663
                                                                                          ------------
OFFICE FURNITURE & BUSINESS EQUIPMENT 0.2%
Anacomp Inc. Wts.*+ ..........................................            4,941                  1,390
Pitney Bowes Inc. ............................................           43,100              1,699,756
                                                                                          ------------
                                                                                             1,701,146
                                                                                          ------------
PRODUCTION TECHNOLOGY EQUIPMENT 0.2%
Phase Metrics Inc.*(+) .......................................           54,205                 74,997
Zygo Corp.* ..................................................           11,800              1,026,600
                                                                                          ------------
                                                                                             1,101,597
                                                                                          ------------
TELECOMMUNICATIONS EQUIPMENT 0.4%
American Tower Corp. Cl. A* ..................................           23,700                893,194
MCK Communications Inc.* .....................................           73,500              1,662,937
                                                                                          ------------
                                                                                             2,556,131
                                                                                          ------------
Total Producer Durables ......................................                               7,003,116
                                                                                          ------------
TECHNOLOGY 8.3%
COMMUNICATIONS TECHNOLOGY 3.2%
Cisco Systems Inc.* ..........................................           59,160              3,268,590
Comverse Technology Inc.* ....................................           30,000              3,240,000
Corning Inc. .................................................           15,000              4,455,000
Cosine Communications Inc.* ..................................            2,100                116,681
DMC Stratex Networks Inc.* ...................................           21,420                344,059
Elastic Networks Inc.* .......................................            2,000                 26,000
General Motors Corp. Cl. H* ..................................           47,900              1,780,922
Inrange Technologies Corp. Cl. B* ............................            1,800                 95,400
Natural Microsystems Corp.* ..................................            8,200                441,134
NCR Corp.* ...................................................           31,100              1,175,969
Netro Corp.* .................................................            9,400                556,950
Nortel Networks Corp. ........................................           74,000              4,407,625
Packeteer Inc.* ..............................................           22,800                864,975
Spectrasite Holdings, Inc.* ..................................           44,300                822,319
TTM Technologies, Inc.* ......................................            2,800                 65,800
                                                                                          ------------
                                                                                            21,661,424
                                                                                          ------------
COMPUTER SOFTWARE 0.9%
Acxiom Corp.* ................................................           54,100              1,717,675
AvantGo, Inc.* ...............................................              900                 18,000
Click Commerce, Inc.* ........................................           15,200                649,800
E Piphany Inc.* ..............................................            4,700                362,194
Kana Communications, Inc.* ...................................           23,500                522,875
Microsoft Corp.* .............................................           34,400              2,074,750
OpenTV Corp.* ................................................           12,900                428,925
Sonicwall Inc.* ..............................................            9,600                273,600
Vastera, Inc.* ...............................................           10,700                235,400
                                                                                          ------------
                                                                                             6,283,219
                                                                                          ------------
COMPUTER TECHNOLOGY 1.5%
EMC Corp.* ...................................................           68,580              6,797,992
Macronix Intl Co Ltd.* .......................................            7,386                113,560
Radiant Systems Inc.* ........................................           41,400                884,925
Sun Microsystems Inc.* .......................................           21,080              2,461,090
                                                                                          ------------
                                                                                            10,257,567
                                                                                          ------------
ELECTRONICS 1.7%
Aeroflex Inc.* ...............................................           51,500              2,504,188
Nokia Corp. ADR ..............................................          105,200              4,188,275
PE Biosystems Group Corp. ....................................           45,000              5,242,500
                                                                                          ------------
                                                                                            11,934,963
                                                                                          ------------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 1.0%
Alpha Industries Inc.* .......................................           18,300                623,344
Analog Devices Inc.* .........................................           20,000              1,651,250
Artisan Components Inc.* .....................................           15,500                199,562
AXT Inc.* ....................................................           25,900              1,082,944
Cree Inc.* ...................................................            4,400                511,500
Cypress Semiconductor Corp.* .................................           29,235              1,215,079
Galileo Technology Ltd.* .....................................           25,100                796,925
Sawtek Inc.* .................................................           22,900                882,008
                                                                                          ------------
                                                                                             6,962,612
                                                                                          ------------
MISCELLANEOUS TECHNOLOGY 0.0%
Genomica Corp.* ..............................................            8,400                159,600
                                                                                          ------------
Total Technology .............................................                              57,259,385
                                                                                          ------------
UTILITIES 3.2%
ELECTRICAL 2.2%
DQE, Inc. ....................................................           40,900              1,641,113
Energy East Corp. ............................................           85,400              1,932,175
Niagara Mohawk Holdings Inc.* ................................           84,000              1,323,000
OGE Energy Corp. .............................................           99,300              2,116,331
Pinnacle West Capital Corp. ..................................           99,700              5,072,237
Scana Corp. ..................................................           99,600              3,075,150
Southern Energy Inc.* ........................................            3,200                100,400
                                                                                          ------------
                                                                                            15,260,406
                                                                                          ------------
GAS DISTRIBUTION 0.5%
National Fuel Gas Co. ........................................           24,900              1,395,956
Nicor Inc. ...................................................           20,100                727,369
Questar Corp. ................................................           40,600              1,129,187
                                                                                          ------------
                                                                                             3,252,512
                                                                                          ------------
TELECOMMUNICATIONS 0.5%
AirGate PCS, Inc.* ...........................................            7,603                341,185
Intelcom Group, Inc. Wts.*+ ..................................            1,650                    825
Nextel Communications Inc. Cl. A* ............................            3,098                144,831
NEXTLINK Communications Inc. Cl. A* ..........................           64,580              2,272,409
Nucentrix Broadband Networks Wts.*+ ..........................            1,500                     15
Pagemart Inc. Wts.*+ .........................................            2,300                  9,200
Powertel Inc.* ...............................................            1,028                 78,168
RSL Communications Ltd. Cl. A* ...............................            2,981                  5,962
Rural Celluar Corp. Cl. A* ...................................            4,400                299,750
Startec Global Communications Corp. Wts.*+ ...................              500                    175
Time Warner Telecom Inc. Cl. A* ..............................            3,500                169,094
Viatel Inc.* .................................................            7,291                 74,733
World Access Inc.* ...........................................            1,571                  8,493
                                                                                          ------------
                                                                                             3,404,840
                                                                                          ------------
Total Utilities ..............................................                              21,917,758
                                                                                          ------------
NON-U.S. EQUITIES 7.1%
Aventis SA ...................................................           16,000              1,201,900
Canon Sales Company, Inc. ....................................           85,000              1,383,235
Citizen Watch Co. ............................................          105,000              1,130,372
Clearnet Communications Inc. Wts.*+ ..........................            2,640                 66,000
Deutsche Bank AG .............................................           15,800              1,308,356
Hutchison Whampoa ............................................           82,000              1,088,565
IHC Caland NV ................................................           47,100              2,372,603
Johnson Matthey ..............................................              800                 11,180
Kone Corp. Series B ..........................................           35,300              2,152,549
Maruzen Co. ..................................................          480,000              1,562,242
NEC Corp.* ...................................................           41,000                933,330
Pechiney International NV ....................................           39,600              1,585,341
Petrochina Co. Ltd. ..........................................       11,325,700              2,309,737
Reed International ...........................................          139,000              1,103,896
Renault SA ...................................................           41,100              1,765,255
RTZ Corp. ....................................................           66,300                961,881
Saipem SPA ...................................................          387,500              2,157,454
SAP AG Pfd. ..................................................            7,900              1,955,204
Schering AG ..................................................           21,000              1,375,203
Serono SA ....................................................            1,500              1,834,092
Shohkoh Fund & Co ............................................            7,400                931,133
Skandia Foersaekrings AB .....................................           57,700              1,146,199
Societe Generale .............................................           19,800              1,108,514
Softbank Corp. ...............................................           18,100              1,695,118
Sony Corp. ...................................................           23,900              2,428,893
Technip ......................................................           23,600              3,295,326
Tesco ........................................................          379,300              1,393,953
The Swatch Group AG ..........................................            2,040              2,955,408
Trans Cosmos Inc. ............................................           21,000              2,393,157
UCB (GROUPE) .................................................           76,100              2,649,110
Woolworths Ltd. ..............................................          318,300              1,162,929
                                                                                          ------------
Total Non-U.S. Equities ......................................                              49,418,135
                                                                                          ------------
Total Equity Securities (Cost $299,538,945) ..................                             366,225,476
                                                                                          ------------

-----------------------------------------------------------------------------------------------------------------
                                                       PRINCIPAL               MATURITY               VALUE
                                                         AMOUNT                  DATE                (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 38.8%
U.S. TREASURY 2.5%
U.S. Treasury Bond, 6.125% ......................        $  1,425,000            8/15/2029           $  1,455,509
U.S. Treasury Bond, 6.25% .......................           1,050,000            5/15/2030              1,103,487
U.S. Treasury Bond, 10.625% .....................           7,450,000            8/15/2015             10,698,871
U.S. Treasury Bond, 6.75% .......................           1,350,000            8/15/2026              1,469,394
U.S. Treasury Bond TIPS, 3.875% .................           2,203,950            4/15/2029              2,187,420
                                                                                                     ------------
                                                                                                       16,914,681
                                                                                                     ------------
U.S. AGENCY MORTGAGE 12.0%
Federal Home Loan Mortgage Corp., 7.50% .........              17,123            4/01/2002                 17,148
Federal Home Loan Mortgage Corp., 8.50% .........                 148            7/01/2009                    150
Federal Home Loan Mortgage Corp., 6.50% .........           1,305,210            7/01/2029              1,255,443
Federal National Mortgage Association, 9.50% ....             307,908           10/01/2003                310,224
Federal National Mortgage Association, 8.00% ....             113,322            4/01/2008                115,944
Federal National Mortgage Association, 8.00% ....             147,314            6/01/2008                149,617
Federal National Mortgage Association, 8.50% ....             130,361            2/01/2009                134,172
Federal National Mortgage Association, 7.50% ....                 151           10/01/2025                    151
Federal National Mortgage Association, 6.50% ....             556,167            9/01/2028                534,438
Federal National Mortgage Association, 6.50% ....           4,370,874           11/01/2028              4,200,104
Federal National Mortgage Association, 6.00% ....             736,262           12/01/2028                687,720
Federal National Mortgage Association, 6.50% ....           2,103,070           12/01/2028              2,020,903
Federal National Mortgage Association, 6.50% ....           1,013,217            3/01/2029                973,631
Federal National Mortgage Association, 7.50% ....           2,464,374            7/01/2029              2,464,374
Federal National Mortgage Association, 7.00% ....           1,433,899           12/01/2029              1,404,317
Federal National Mortgage Association, 7.00% ....           2,664,048           12/01/2029              2,609,914
Federal National Mortgage Association, 7.00% ....           4,547,841           12/01/2029              4,455,429
Federal National Mortgage Association, 7.00% ....           3,001,699            2/01/2030              2,943,526
Federal National Mortgage Association, 7.00% ....           3,202,378            5/01/2030              3,136,313
Federal National Mortgage Association, 7.25% ....           5,875,000            5/15/2030              6,163,227
Federal National Mortgage Association TBA, 7.00%            3,700,000           12/01/2030              3,678,022
Federal National Mortgage Association TBA, 7.00%            7,850,000           12/01/2030              7,688,133
Federal National Mortgage Association TBA, 7.50%           13,025,000           12/01/2030             12,992,437
Federal National Mortgage Association TBA, 8.00%            4,650,000           12/01/2030              4,711,055
Government National Mortgage Association, 6.50% .             315,870            2/15/2009                313,612
Government National Mortgage Association, 6.50% .             123,794            6/15/2009                122,909
Government National Mortgage Association, 6.50% .             703,014            7/15/2009                697,988
Government National Mortgage Association, 7.50% .              58,913           11/15/2010                 59,871
Government National Mortgage Association, 7.50% .             418,754           12/15/2010                425,559
Government National Mortgage Association, 7.00% .             723,207            1/15/2025                714,846
Government National Mortgage Association, 7.00% .           3,098,998            5/15/2028              3,052,513
Government National Mortgage Association, 6.50% .           4,183,266           11/15/2028              4,031,622
Government National Mortgage Association, 7.00% .           3,240,513           11/15/2028              3,192,942
Government National Mortgage Association, 7.00% .             120,546           11/15/2028                118,776
Government National Mortgage Association TBA,
  8.00% .........................................           7,625,000           12/15/2030              7,760,801
                                                                                                     ------------
                                                                                                       83,137,831
                                                                                                     ------------
FOREIGN 0.2%
Province of Quebec, 7.50% .......................             750,000            9/15/2029                749,168
United Mexican States, 10.375% ..................             850,000            2/17/2009                925,437
                                                                                                     ------------
                                                                                                        1,674,605
                                                                                                     ------------
FINANCE/MORTGAGE 4.7%
Arcadia Automobile Trust 97-C A5, 6.55% .........             675,000            6/15/2005                673,961
AT&T Corp. Note, 6.50% ..........................             400,000            3/15/2029                332,376
Bombardier Capital Inc. Note, 7.30%+ ............           1,750,000           12/15/2002              1,752,625
Capital One Bank Note, 6.62% ....................             800,000            8/04/2003                780,584
Capital One Bank Note, 6.65% ....................           1,175,000            3/15/2004              1,136,061
Citibank Credit Card Issuance Trust, 7.45% ......             900,000            9/15/2005                899,370
Conseco Inc., 8.75% .............................           1,675,000            2/09/2004              1,180,875
Conseco Inc. Note, 9.00% ........................           1,700,000           10/15/2006              1,164,500
Credit Suisse First Boston 97-C2 Cl. A2, 6.52% ..             975,000            7/17/2007                956,415
DLJ Commercial Mortgage Corp. 98-C2, 6.24% ......           2,400,000           11/12/2031              2,272,500
DLJ Commercial Mortgage Corp. 98-C2 Cl. A1-A,
  5.88% .........................................           1,355,514           11/12/2031              1,300,870
First Union Lehman Brothers Bank Series 1998-C2
  Cl. A1, 6.28% .................................           1,511,403            6/18/2007              1,479,285
GE Global Insurance Holding Corp. Note, 7.00% ...           2,825,000            2/15/2026              2,615,328
General Motors Acceptance Corp. Note, 6.57% .....           1,625,000           10/07/2002              1,638,374
GMAC Commercial Mortgage Security Inc. 98-C1 Cl.
  A1, 6.41% .....................................             860,524           11/15/2007                843,784
GMAC Commercial Mortgage Security Inc. 99-C1 Cl.
  A2, 6.175% ....................................           1,250,000            5/15/2033              1,175,831
Household Finance Corp. Sr. Note, 6.125% ........             900,000            7/15/2012                886,941
LB Commercial Conduit Mortgage Trust 97-LL1-A1,
  6.79% .........................................           1,277,924            6/12/2004              1,265,494
LB Commercial Conduit Mortgage Trust 98C1-A1,
  6.33% .........................................           1,230,846           11/18/2004              1,213,681
LB Commercial Conduit Mortgage Trust 98C4-A1,
  6.21% .........................................          $  450,000           10/15/2008             $  423,070
MBNA Corp. Sr. Note, 6.875% .....................             675,000           11/15/2002                671,726
MBNA Corp. Sr. Note, 7.125% .....................           1,300,000            9/15/2004              1,297,153
MBNA Master Credit Card Trust, 6.90% ............           3,500,000            1/15/2008              3,491,523
MBNA Master Credit Card Trust Series 99-J-A,
  7.00% .........................................           3,100,000            2/15/2012              3,086,453
Morgan Stanley Capital Inc. 98-A1, 6.19% ........             233,947            1/15/2007                229,158
                                                                                                     ------------
                                                                                                       32,767,938
                                                                                                     ------------
FOREIGN GOVERNMENT 4.5%
                                                        Greek Drachma
Republic of Greece, 8.80% .......................       3,341,400,000            6/19/2007             10,024,209
                                                   New Zealand Dollar
Government of New Zealand, 8.00% ................           2,450,000            4/15/2004              1,036,417
Government of New Zealand, 8.00% ................           8,350,000           11/15/2006              3,610,349
                                                       Spanish Peseta
Government of Spain, 6.00% ......................          11,000,000            1/31/2008              9,986,638
Republic of Brazil, 8.00% .......................        $  2,216,538            4/15/2014              1,695,652
Republic of Bulgaria, 5.875% ....................           1,075,000            7/28/2011                822,375
Republic of Peru, 4.50% .........................           1,250,000            3/07/2003                770,250
Republic Of Philippines, 7.938% .................           3,325,000           12/01/2009              2,909,375
                                                                                                     ------------
                                                                                                       30,855,265
                                                                                                     ------------
CORPORATE 14.9%
Abbey Healthcare Group Inc., 9.50% ..............             375,000           11/01/2002                372,656
Acetex Sr. Note, 9.75% ..........................             290,000           10/01/2003                276,950
Advanced Radio Telecom Corp. Sr. Note, 14.00% ...             200,000            2/15/2007                134,000
Advanstar Communications Inc. Sr. Sub. Note,
  9.25% .........................................             550,000            5/01/2008                558,250
AES Corp., 9.375% ...............................           1,475,000            9/15/2010              1,483,142
Agriculture Minerals & Chemicals Sr. Note, 10.75%              30,000            9/30/2003                 19,200
AirGate PCS Inc. Sr. Sub. Note, 0.00% to 9/30/
  2004, 13.50% from 10/1/2004 to maturity .......           1,050,000           10/01/2009                630,000
Alaska Steel Corp. Sr. Note, 9.125% .............           1,300,000           12/15/2006              1,254,500
Albertsons Inc. Sr. Deb., 7.45% .................           1,475,000            8/01/2029              1,306,643
Alcoa Inc., 7.375% ..............................           1,100,000            8/01/2010              1,109,251
Allbritton Communications Co. Sr. Sub. Deb.,
  9.75% .........................................             500,000           11/30/2007                489,375
American Pacific Corp. Sr. Note, 9.25% ..........             150,000            3/01/2005                149,250
Ametek Inc. Sr. Note, 7.20% .....................             400,000            7/15/2008                367,016
Archibald Candy Corp. Sr. Sec. Note, 10.25% .....             475,000            7/01/2004                277,875
Aurora Foods Inc. Sr. Sub. Note Series E, 8.75% .             350,000            7/01/2008                271,250
Ball Corp. Sr. Sub. Note, 8.25% .................             850,000            8/01/2008                799,000
Beckman Industries Sr. Note, 7.45% ..............             400,000            3/04/2008                370,524
Bio-Rad Laboratories Inc., 11.625% ..............             415,000            2/15/2007                433,675
British Sky Broadcasting Group Note, 6.875% .....           2,600,000            2/23/2009              2,256,982
BTI Telecom Corp. Sr. Note, 10.50% ..............             250,000            9/15/2007                145,000
Buckeye Cellulose Corp. Sr. Sub. Note, 9.25% ....             275,000            9/15/2008                279,125
Buckeye Technologies Inc. Sr. Sub. Note, 8.00% ..             500,000           10/15/2010                473,750
California Infrastructure Development Series
  1997-A7, 6.42% ................................           1,475,000            9/25/2008              1,454,188
Call-Net Enterprises Inc. Sr. Note, 9.375% ......           1,000,000            5/15/2009                460,000
Celcaribe SA Sr. Sec. Note, 13.50% ..............             180,000            3/15/2004                137,700
Cellnet Data Systems Inc. Sr. Note Series B,
  0.00% to 9/30/2002, 14.00% from 10/1/2002 to
  maturity [ ] ..................................             750,000           10/01/2007                 54,375
Charter Communication Holding LLC Sr. Note,
  8.625% ........................................             550,000            4/01/2009                492,250
Cheasapeake Energy Sr. Note
  Series B, 9.625% ..............................           1,125,000            5/01/2005              1,132,031
CK Witco Corp., 8.50% ...........................             450,000            3/15/2005                450,716
Clear Channel Communications, 7.25% .............           1,850,000            9/15/2003              1,852,220
Coca-Cola Enterprises Inc. Deb., 6.95% ..........           1,000,000           11/15/2026                905,660
Columbia/HCA Healthcare Corp. Note, 8.12% .......           1,625,000            8/04/2003              1,594,125
Crown Castle International Corp., 10.75% ........             700,000            8/01/2011                714,000
Deutsche Telekom International, 8.00% ...........           1,450,000            6/15/2010              1,489,034
Dominion Resources Inc., 7.40% ..................           1,825,000            9/16/2002              1,845,531
Dominion Resources Inc., 7.625% .................           1,100,000            7/15/2005              1,112,518
Drypers Corp. Series B Sr. Note, 10.25%[ ] ......             750,000            6/15/2007                100,313
Duke Energy Co., 7.125% .........................           1,825,000            9/03/2002              1,806,750
Duke Energy Co., 7.375% .........................           1,100,000            3/01/2010              1,112,166
Dynegy Holdings Inc., 8.125% ....................           1,050,000            3/15/2005              1,062,579
Echostar DBS Corp. Sr. Note, 9.375%                         1,250,000            2/01/2009              1,225,000
Econophone Inc. Sr. Note, 13.50% ................             250,000            7/15/2007                156,250
Electronic Data Systems Corp., 7.125% ...........           1,050,000           10/15/2009              1,041,306
Elgar Holdings Inc. Sr. Sub. Note, 9.875% .......             100,000            2/01/2008                 54,500
Empire Gas Corp. Sr. Sec. Note, 12.875%[ ] ......             275,000            7/15/2004                165,000
Envirosource Inc. Note, 9.75% ...................           1,000,000            6/15/2003                350,000
Exodus Communications Inc., 11.625%+ ............           1,125,000            7/15/2010              1,130,625
Extended Stay America Inc. Sr. Sub. Note, 9.15% .             325,000            3/15/2008                308,750
First Wave Marine Inc. Sr. Note, 11.00% .........             250,000            2/01/2008                146,563
Fisher Scientific International Inc. Sr. Sub.
  Note, 9.00% ...................................             325,000            2/01/2008                299,000
Fort James Corp. Note, 6.23% ....................             825,000            3/15/2011                820,586
Four M Corp. Sr. Sec. Note Series B, 12.00% .....             350,000            6/01/2006                333,375
Fresenius Medical Care Capital Trust, 9.00% .....           1,025,000           12/01/2006              1,017,312
Frontier Corp. Sr. Note, 9.125% .................             600,000            2/15/2006                543,000
Gentek Inc. Sr. Sub. Note, 11.00% ...............             675,000            8/01/2009                693,562
Global Crossing Holdings Ltd. Note, 9.50% .......             800,000           11/15/2009                796,000
Globix Corp. Note, 12.50% .......................             150,000            2/01/2010                108,000
GNI Group Inc. Sr. Note, 10.875%[ ] .............             650,000            7/15/2005                 52,000
Golden Ocean Group Ltd. Sr. Note, 10.00%[ ] .....             750,000            8/31/2001                135,000
Great Central Mines Ltd. Sr. Note, 8.875% .......           1,000,000            4/01/2008                880,000
GTE Corp. Note, 6.94% ...........................           1,100,000            4/15/2028                997,205
Gulf Canada Resources Ltd., 8.375% ..............           1,000,000           11/15/2005              1,000,000
Gulfmark Offshore Inc. Sr. Note, 8.75% ..........             300,000            6/01/2008                282,000
Harrahs Operating Inc. Sr. Sub. Note, 7.875% ....             750,000           12/15/2005                720,000
HCA Healthcare Co., 8.75% .......................             250,000            9/01/2010                252,813
Healthsouth Corp., 7.00% ........................             525,000            6/15/2008                419,071
Healthsouth Corp. Sr. Note, 6.875% ..............             175,000            6/15/2005                149,662
Henry Co. Sr. Note Series B, 10.00% .............             200,000            4/15/2008                101,000
Hollinger International Publishing Inc. Sr. Sub.
  Note, 9.25% ...................................             300,000            3/15/2007                300,000
Hollinger International Sr. Sub. Note, 9.25% ....             540,000            2/01/2006                540,675
Hollywood Casino Shreveport, 13.00% .............             125,000            8/01/2006                134,688
Horizon PCS Inc., 0.00% to 9/30/2005, 14.00%
  from 10/1/2005 to maturity+ ...................             600,000           10/01/2010                306,000
Huntsman ICI Chemicals LLC, 10.125% .............             575,000            7/01/2009                563,500
Hyperion Telecommunication Inc. Sr. Sub. Note,
  12.00% ........................................             325,000           11/01/2007                211,250
Iaisi Healthcare Corp., 13.00% ..................             300,000           10/15/2009                294,000
Insight Midwest LP, 9.75% .......................             775,000           10/01/2009                771,125
Intermedia Communications Inc. Sr. Note, 8.60% ..             350,000            6/01/2008                334,250
International Game Technology Sr. Note, 8.375% ..             550,000            5/15/2009                539,000
International Home Foods Inc., 10.375% ..........             525,000           11/01/2006                561,750
International Knife & Saw Inc. Sr. Sub. Note,
  11.375% .......................................             180,000           11/15/2006                 95,625
International Paper Co., 8.00%+ .................           2,200,000            7/08/2003              2,235,772
International Shipholding Corp. Sr. Note, 9.00% .             113,000            7/01/2003                113,000
International Shipholding Corp. Sr. Note Series
  B, 7.75% ......................................             350,000           10/15/2007                306,250
Intersil Corp. Sr. Note, 13.25% .................             244,000            8/15/2009                283,040
Intertek Finance PLC Series B Sr. Sub. Note,
  10.25% ........................................             300,000           11/01/2006                106,500
J. Crew Group Inc. Sr. Deb., 0.00% to 10/14/2002,
  13.125% from 10/15/2002 to maturity ...........             450,000           10/15/2008                276,750
J. Crew Operating Corp. Sr. Sub. Note, 10.375% ..             425,000           10/15/2007                381,969
J.B. Poindexter Inc. Sr. Note, 12.50% ...........           1,075,000            5/15/2004              1,005,125
J.H. Heafner Inc. Sr. Note Series D, 10.00% .....             500,000            5/15/2008                175,000
K-III Communications Corp. Sr. Note, 8.50% ......           1,500,000            2/01/2006              1,425,000
Kaiser Aluminum & Chemical Corp. Sub. Note,
  12.75% ........................................           1,100,000            2/01/2003                979,000
Lear Corp., 7.96% ...............................             975,000            5/15/2005                934,167
Level 3 Communications Inc., 11.00% .............             315,000            3/15/2008                302,400
Lin Televison Corp., 8.375% .....................             675,000            3/01/2008                646,312
Lockheed Martin Corp. Note, 7.95% ...............           3,000,000           12/01/2005              3,073,170
Loehmanns Inc. Sr. Note, 11.875%[ ] .............             350,000            5/15/2003                 87,500
Lucent Technologies Inc. Deb., 6.45% ............             625,000            3/15/2029                521,875
Lyondell Chemical Co. Sr. Note, 9.625% ..........             700,000            5/01/2007                686,000
MGM Grand Inc., 9.75% ...........................             625,000            6/01/2007                645,313
MGM Mirage Inc., 8.50% ..........................             750,000            9/15/2010                750,435
Mohegan Tribal Gaming Authority Sr. Note, 8.125%              350,000            1/01/2006                341,250
NE Restaurant Inc. Sr. Note, 10.75% .............             450,000            7/15/2008                353,250
New York State Power Authority Revenue Series D,
  6.17% .........................................           2,000,000            2/15/2001              1,997,060
Newpark Resources Inc. Sr. Sub. Note Series B,
  8.625% ........................................             700,000           12/15/2007                658,000
News America Inc. Sr. Deb., 7.125% ..............             925,000            4/08/2028                789,043
Nextel Communications, 9.375% ...................           1,150,000           11/15/2009              1,127,000
Nextel Partners Inc. Sr. Note, 11.00%+ ..........             500,000            3/15/2010                501,875
NEXTLINK Communications Inc., 10.50% ............             450,000           12/01/2009                409,500
North Atlantic Trading Inc. Sr. Note, 11.00% ....             750,000            6/15/2004                641,250
North Point Communications, 12.875% .............             575,000            2/15/2010                563,500
Ocean Energy Inc. Series B Sr. Note, 7.625% .....             750,000            7/01/2005                725,625
Owens-Illinois Inc. Sr. Deb., 7.50% .............             250,000            5/15/2010                211,363
Packaging Corp. America Sr. Sub. Note Series B,
  9.625% ........................................           1,000,000            4/01/2009              1,010,000
Packaging Resources Inc. Sr. Sec. Note, 11.625%[ ]            250,000            5/01/2003                176,250
Park Place Entertainment Corp., 9.375% ..........             650,000            2/15/2007                662,187
Peco Energy Transition Trust, 7.65% .............           1,075,000            3/01/2010              1,109,088
Peco Energy Transport Trust Series 99-A Cl. A7,
  6.13% .........................................           1,150,000            3/01/2009              1,088,774
Pepsi Bottling Holdings Inc. Note, 5.625%+ ......           1,950,000            2/17/2009              1,738,171
Pioneer Americans Acquisition Corp. Sr. Sec. Note
  Series B, 9.25% ...............................             450,000            6/15/2007                202,500
Plains Resources Inc. Sr. Sub. Note, 10.25% .....             150,000            3/15/2006                154,125
Plains Resources Inc. Sr. Sub. Note, 10.25%+ ....             150,000            3/15/2006                154,125
Playtex Family Products Corp. Sr. Sub. Note,
  9.00% .........................................           1,000,000           12/15/2003                991,250
Pogo Producing Co. Sr. Sub. Note, 8.75% .........             150,000            5/15/2007                146,250
Pool Energy Services Co. Sr. Sub. Note, 8.625% ..             400,000            4/01/2008                404,500
Price Communications Wireless Inc. Sr. Sec. Note
  Series B, 9.125% ..............................             625,000           12/15/2006                625,000
Prime Succession Inc. Sr. Sub. Note, 10.75%[ ] ..             150,000            8/15/2004                 33,000
Primus Telecommunications Group Sr. Note, 11.75%              625,000            8/01/2004                390,625
Quest Diagnostics Inc. Sr. Sub. Note, 10.75% ....             500,000           12/15/2006                530,000
Qwest Capital Funding Inc., 7.90%+ ..............           1,775,000            8/15/2010              1,811,370
R. H. Donnelley Inc. Sr. Sub. Note, 9.125% ......             650,000            6/01/2008                633,750
RBF Finance Co., 11.375% ........................             300,000            3/15/2009                348,000
Rhythms Netconnections Inc. Note, 12.75% ........             600,000            4/15/2009                372,000
Rose Hills Co. Sr. Sub. Note, 9.50% .............             500,000           11/15/2004                335,000
RSL Communications Ltd. Sr. Note, 12.25% ........             900,000           11/15/2006                270,000
Safety Kleen Corp. Sr. Note, 9.25%[ ] ...........             200,000            5/15/2009                  6,250
Safety Kleen Services Inc. Sr. Sub. Note, 9.25%[ ]            575,000            6/01/2008                 17,969
Safeway Inc. Note, 7.00% ........................           1,775,000            9/15/2002              1,771,432
Scotts Co. Sr. Sub. Note, 8.625%+ ...............             250,000            1/15/2009                245,000
Seagull Energy Corp. Sr. Sub. Note, 8.625% ......             350,000            8/01/2005                350,438
Service Master Co., 8.45% .......................             575,000            4/15/2005                558,268
Sheffield Steel Corp. Note Series B, 11.50% .....             350,000           12/01/2005                206,500
Simonds Industries Inc. Sr. Sub. Note, 10.25% ...             395,000            7/01/2008                317,975
Sprint Capital Corp., 7.625% ....................           1,075,000            6/10/2002              1,082,976
Startec Global Communications Sr. Note, 12.00% ..             650,000            5/15/2008                520,000
Stater Brothers Holdings Inc. Sr. Note, 10.75% ..             350,000            8/15/2006                295,750
Stericycle Inc. Sr. Sub. Note Series B, 12.375% .             160,000           11/15/2009                169,600
Tekni Plex Inc., 12.75%+ ........................             750,000            6/15/2010                750,000
Telefonica Europe BV, 8.25% .....................             200,000            9/15/2030                204,106
Tembec Industries Inc., 8.625% ..................             700,000            6/30/2009                682,500
Tenet Healthcare Corp., 9.25%+ ..................             150,000            9/01/2010                156,000
Tenet Healthcare Corp. Sr. Note, 8.00% ..........             495,000            1/15/2005                487,575
Terra Industries Sr. Note, 10.50% ...............             100,000            6/15/2005                 61,750
Transwestern Publishing Co. LP Sr. Sub. Note
  Series D, 9.625% ..............................             675,000           11/15/2007                676,687
Triad Hospitals Sr. Sub. Note, 11.00%                         300,000            5/15/2009                307,500
Tyco International Group SA, 6.875% .............           1,050,000            9/05/2002              1,047,375
U.S. West Capital Funding Inc., 6.375% ..........           1,100,000            7/15/2008              1,025,310
US Unwired Inc., 1.00% ..........................             960,000           11/01/2009                513,600
USA Waste Services Inc. Sr. Note, 6.50% .........             775,000           12/15/2002                749,130
USA Waste Services Inc. Sr. Note, 7.00% .........             200,000           10/01/2004                191,600
Viatel Inc. Sr. Note, 11.25% ....................             500,000            4/15/2008                255,000
Waste Management Inc., 7.70% ....................             650,000           10/01/2002                643,585
Westinghouse Air Brake Co. Sr. Note Series B2,
  9.375% ........................................             150,000            6/15/2005                145,500
Westpoint Stevens Inc., 7.875% ..................           2,000,000            6/15/2005              1,730,000
Williams Communications Corp., 10.70% ...........             375,000           10/01/2007                346,875
Williams Communications Group, 11.70%+ ..........             750,000            8/01/2008                714,375
Winstar Communicaions Inc., 12.50%+ .............             375,000            4/15/2008                273,750
World Access Inc. Sr. Note, 13.25% ..............             500,000            1/15/2008                390,000
                                                                                                     ------------
                                                                                                      103,396,648
                                                                                                     ------------
Total Fixed Income Securities (Cost $283,294,015) ........................................            268,746,968
                                                                                                     ------------

CASH EQUIVALENTS 13.4%
American Express Credit Corp., 6.49% ............           7,533,000           10/11/2000              7,533,000
American Express Credit Corp., 6.49% ............           5,300,000           10/23/2000              5,300,000
Associates First Capital Corp., 6.49% ...........          14,720,000           10/16/2000             14,720,000
Ford Motor Credit Co., 6.53% ....................           4,952,000           10/05/2000              4,952,000
Ford Motor Credit Co., 6.51% ....................           6,420,000           10/06/2000              6,420,000
Ford Motor Credit Co., 6.57% ....................          11,120,000           10/06/2000             11,120,000
Ford Motor Credit Co., 6.47% ....................           7,326,000           10/19/2000              7,326,000
General Electric Capital Corp., 6.51% ...........           3,275,000           10/02/2000              3,275,000
General Electric Capital Corp., 6.46% ...........          21,103,000           10/03/2000             21,103,000
Verizon Network Funding Inc., 6.49%..............          11,035,000           10/11/2000             11,015,106
                                                                                                     ------------
Total Cash Equivalents (Cost $92,764,106) ................................................             92,764,106
                                                                                                     ------------

-----------------------------------------------------------------------------------------------------------------
                                                         SHARES
-----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 4.4%
State Street Navigator Securities Lending Prime
  Portfolio .....................................          30,247,104                                  30,247,104
                                                                                                     ------------
Total Short-Term Investments (Cost $30,247,104) ..........................................             30,247,104
                                                                                                     ------------
Total Investments (Cost $705,844,170) - 109.5% ...........................................            757,983,654
Cash and Other Assets, Less Liabilities - (9.5%) .........................................            (65,977,228)
                                                                                                     ------------
Net Assets - 100.0% ......................................................................           $692,006,426
                                                                                                     ============

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Federal Income Tax Information (Note 1):

At September 30, 2000, the net unrealized appreciation of investments based on cost for
  Federal income tax purposes of $706,723,281 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess
  of value over tax cost .................................................................           $ 86,155,410
Aggregate gross unrealized depreciation for all investments in which there is an excess
  of tax cost over value .................................................................            (34,895,037)
                                                                                                     ------------
                                                                                                     $ 51,260,373
                                                                                                     ============

-----------------------------------------------------------------------------------------------------------------

    ADR and GDR stand for American Depositary Receipt and Global Depositary Receipt, respectively, representing ownership of foreign securities.
  * Nonincome-producing securities.
[ ] Security is in default.
  > Payments of income may be made in cash or in the form of additional securities.
  # Security valued under consistently applied procedures established by the Trustees.
(+) Security restricted as to public resale. The total cost and market value of restricted securities owned at
    September 30, 2000 were $702,377 and $74,997 (0.01% of net assets), respectively.
  + Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such secur ities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at September 30, 2000 were $12,769,078 and $12,133,517 (1.75% of net assets), respectively.
TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement. Although the unit price has been established, the principal value has not been finalized and may vary by no more than 1%.


Forward currency exchange contracts outstanding at September 30, 2000, are as follows:
                                                                         CONTRACT         UNREALIZED       DELIVERY
                                                      TOTAL VALUE          PRICE         APPRECIATION        DATE
---------------------------------------------------------------------------------------------------------------------
Buy Euro, sell U.S. dollars                               674,800 EUR      0.88315 EUR       $    406        10/02/00
Buy Euro, sell U.S. dollars                               342,400 EUR      0.88240 EUR            462        10/03/00
Sell New Zealand dollars, buy U.S. dollars              3,688,000 NZD      0.46192 NZD        199,979        10/24/00
Sell New Zealand dollars, buy U.S. dollars              2,270,000 NZD      0.46201 NZD        123,305        10/24/00
Sell New Zealand dollars, buy U.S. dollars              4,141,000 NZD      0.45005 NZD        175,214        11/20/00
Sell New Zealand dollars, buy U.S. dollars                920,000 NZD      0.44903 NZD         37,989        11/20/00
                                                                                             --------
                                                                                             $537,355
                                                                                             ========

Futures contracts open at September 30, 2000, are as follows:

                                                           EXPIRATION                UNREALIZED
TYPE                              NOTIONAL COST               MONTH                 DEPRECIATION
---------------------------------------------------------------------------------------------------
10 year U.S. Treasury Notes        $1,700,000            December, 2000              $(10,478)

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
September 30, 2000 (Unaudited)

Investments, at value (Cost $705,844,170) (Note 1) ........        $757,983,654
Foreign currency, at value (Cost $450,205) ................             450,205
Receivable for securities sold ............................          17,990,341
Interest and dividends receivable .........................           5,078,206
Receivable for fund shares sold ...........................             775,415
Receivable for open forward contracts .....................             537,355
Other assets ..............................................              14,093
                                                                   ------------
                                                                    782,829,269
LIABILITIES
Payable for securities purchased ..........................          58,902,164
Payable for collateral received on securities loaned ......          30,247,104
Accrued management fee (Note 2) ...........................             420,758
Accrued distribution and service fees (Note 4) ............             370,010
Payable for fund shares redeemed ..........................             301,895
Dividends payable .........................................             103,152
Accrued transfer agent and shareholder services (Note 2) ..              57,983
Accrued trustees' fees (Note 2) ...........................              18,849
Payable for variation margin (Note 1) .....................               1,594
Other accrued expenses ....................................             399,334
                                                                   ------------
                                                                     90,822,843
                                                                   ------------
NET ASSETS                                                         $692,006,426
                                                                   ============
Net Assets consist of:
  Undistributed net investment income .....................        $  5,049,811
  Unrealized appreciation of investments ..................          52,139,484
  Unrealized depreciation of futures contracts ............             (10,478)
  Unrealized appreciation of forward contracts and
    foreign currency ......................................             493,631
  Accumulated net realized gain ...........................          22,705,728
  Paid-in capital .........................................         611,628,250
                                                                   ------------
                                                                   $692,006,426
                                                                   ============
Net Asset Value and redemption price per share of
  Class A shares ($289,037,864 / 27,350,853 shares) .......              $10.57
                                                                         ======
Maximum Offering Price per share of Class A
  shares ($10.57 / .9425) .................................              $11.21
                                                                         ======
Net Asset Value and offering price per share of
  Class B(1) shares ($46,660,914 / 4,439,885 shares)* .....              $10.51
                                                                         ======
Net Asset Value and offering price per share of
  Class B shares ($314,399,180 / 29,865,936 shares)* ......              $10.53
                                                                         ======
Net Asset Value and offering price per share of
  Class C shares ($14,667,459 / 1,389,935 shares)* ........              $10.55
                                                                         ======
Net Asset Value, offering price and redemption price
  per share of Class S shares
  ($27,241,009 / 2,576,824 shares)* .......................              $10.57
                                                                         ======

-------------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended September 30, 2000 (Unaudited)

Interest, net of foreign taxes of $771 (Note 1) .............     $ 12,432,597
Dividends, net of foreign taxes of $52,485 ..................        2,115,464
                                                                  ------------
                                                                    14,548,061
EXPENSES
Management fee (Note 2) .....................................        2,558,577
Transfer agent and shareholder services (Note 2) ............          850,769
Custodian fee ...............................................          217,038
Service fee - Class A (Note 4) ..............................          365,975
Distribution and service fees - Class B(1) (Note 4) .........          202,753
Distribution and service fees - Class B (Note 4) ............        1,607,455
Distribution and service fees - Class C (Note 4) ............           77,550
Reports to shareholders .....................................           52,338
Registration fees ...........................................           44,835
Audit fee ...................................................           19,581
Trustees' fees (Note 2) .....................................           18,849
Legal fees ..................................................            5,490
Miscellaneous ...............................................           19,764
                                                                  ------------
                                                                     6,040,974
Fees paid indirectly (Note 2) ...............................          (26,537)
                                                                  ------------
                                                                     6,014,437
                                                                  ------------
Net investment income .......................................        8,533,624
                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN
  CURRENCY, FORWARD CONTRACTS AND FUTURES CONTRACTS
Net realized gain on investments (Notes 1 and 3) ............       25,522,427
Net realized loss on futures contracts (Note 1) .............         (452,461)
Net realized gain on forward contracts and foreign
  currency (Note 1) .........................................          463,607
                                                                  ------------
  Total net realized gain ...................................       25,533,573
                                                                  ------------
Net unrealized depreciation of investments ..................      (19,889,539)
Net unrealized appreciation of futures contracts ............          241,044
Net unrealized depreciation of forward contracts and
  foreign currency ..........................................          (13,962)
                                                                  ------------
  Total net unrealized depreciation .........................      (19,662,457)
                                                                  ------------
Net gain on investments, foreign currency and
  forward contracts .........................................        5,871,116
                                                                  ------------
Net increase in net assets resulting from operations ........     $ 14,404,740
                                                                  ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

-------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------

                                                                                            SIX MONTHS ENDED
                                                                    YEAR ENDED             SEPTEMBER 30, 2000
                                                                  MARCH 31, 2000              (UNAUDITED)
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .......................................     $  12,997,838              $   8,533,624
Net realized gain on investments, foreign currency, forward
  contracts and futures contracts  ..........................        82,760,639                 25,533,573
Net unrealized appreciation (depreciation) of investments,
  foreign currency, forward contracts and futures contracts          12,249,100                (19,662,457)
                                                                  -------------              -------------
Net increase resulting from operations ......................       108,007,577                 14,404,740
                                                                  -------------              -------------
Dividends from net investment income:
  Class A ...................................................        (6,002,303)                (2,767,813)
  Class B(1) ................................................          (346,435)                  (271,077)
  Class B ...................................................        (4,035,270)                (1,861,672)
  Class C ...................................................          (210,626)                   (87,801)
  Class S ...................................................          (443,039)                  (277,192)
                                                                  -------------              -------------
                                                                    (11,037,673)                (5,265,555)
                                                                  -------------              -------------
Distributions from capital gains:
  Class A ...................................................        (5,639,218)               (31,117,734)
  Class B(1) ................................................          (501,338)                (4,067,757)
  Class B ...................................................        (6,456,349)               (34,536,703)
  Class C ...................................................          (337,772)                (1,725,534)
  Class S ...................................................          (452,326)                (2,626,549)
                                                                  -------------              -------------
                                                                    (13,387,003)               (74,074,277)
                                                                  -------------              -------------
Net increase (decrease) from fund share transactions (Note 5)       (83,118,748)                37,249,960
                                                                  -------------              -------------
Total increase (decrease) in net assets .....................           464,153                (27,685,132)
NET ASSETS
Beginning of period .........................................       719,227,405                719,691,558
                                                                  -------------              -------------
End of period (including undistributed net investment
  income of $1,781,742 and $5,049,811, respectively) ........     $ 719,691,558              $ 692,006,426
                                                                  =============              =============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
September 30, 2000

NOTE 1

State Street Research Strategic Growth & Income Fund (the "Fund"), formerly State Street Research Managed Assets, is a series of State Street Research Income Trust (the "Trust"), which was organized as a Massachusetts business trust in December, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, The Trust consists presently of two separate funds: State Street Research Strategic Growth & Income Fund and State Street Research High Income Fund.

The investment objective of the Fund is to seek a high total return while attempting to limit investment risk and preserve capital. To achieve its investment objective, the Fund intends to allocate assets among selected investments in the following sectors: Fixed Income Securities, Equity Securities, and Cash & Cash Equivalents. Total return may include current income as well as capital appreciation. The Fund's investment manager believes that the timely re-allocation of assets can enhance performance and reduce portfolio volatility.

The Fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and a service fee equal to 0.25% of average daily net assets. Class B(1) shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees.

B. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

D. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. Certain fixed income securities held by the Fund pay interest or dividends in the form of additional securities (payment-in-kind securities). Interest income on payment-in-kind fixed income securities is recorded using the effective-interest method. Dividend income on payment-in-kind preferred securities is recorded at the market value of securities received. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

E. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions, paydown gains and losses and wash sale deferrals.

F. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

H. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At September 30, 2000, the value of the securities loaned and the value of collateral were $30,188,182 and $31,931,969 (including $30,247,104 of cash collateral), respectively. During the six months ended September 30, 2000, income from securities lending amounted to $325,471 and is included in interest income.

I. FUTURES
The Fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The Fund will not purchase any futures contract if, after such purchase, more than one-third of net assets would be represented by long futures contracts. The Fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the Fund deposits with the selling broker sufficient cash or U.S. Government securities to meet the minimum "initial margin" requirements. Thereafter, the Fund receives from or pays to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the first $500 million of net assets annually, 0.70% of the next $500 million, and 0.65% of any amount over $1 billion. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 2000, the fees pursuant to such agreement amounted to $2,558,577.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of MetLife, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the Fund may be purchased. During the six months ended September 30, 2000, the amount of such expenses was $321,444.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended September 30, 2000 the Fund's transfer agent fees were reduced by $26,537 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $18,849 during the six months ended September 30, 2000.

NOTE 3

For the six months ended September 30, 2000, purchases and sales of securities, exclusive of short-term obligations and forward foreign currency exchange contracts, aggregated $544,302,365, and $568,441,878 (including $246,468,412 and
$261,701,436 of U.S. Government obligations), respectively.

NOTE 4

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 2000, fees pursuant to such plans amounted to $365,975, $202,753, $1,607,455 and $77,550 for Class A, Class B(1),
Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $67,829 and $201,587, respectively, on sales of Class A shares of the Fund during the six months ended September 30, 2000, and that MetLife Securities, Inc. earned commissions aggregating $264,440 and $5,309 on sales of Class B(1) and Class B shares, and the Distributor collected contingent deferred sales charges aggregating $58,673, $227,861 and $4,970 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

NOTE 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

These transactions break down by share class as follows:

                                                                                       SIX MONTHS ENDED
                                                      YEAR ENDED                      SEPTEMBER 30, 2000
                                                    MARCH 31, 2000                       (UNAUDITED)
                                          ----------------------------------  ----------------------------------
CLASS A                                         SHARES            AMOUNT            SHARES            AMOUNT
--------------------------------         -------------------------------------------------------------------------
Shares sold ..........................          2,085,702       $ 22,724,696          1,443,858       $ 15,680,566
Issued upon reinvestment of:
  Dividends from net investment income            536,778          5,849,521            261,835          2,727,476
  Distributions from capital gains ...            507,119          5,498,604          3,003,903         30,159,198
Shares redeemed ......................         (6,860,916)       (74,711,926)        (3,406,038)       (36,663,543)
                                              -----------       ------------        -----------       ------------
Net increase (decrease) ..............         (3,731,317)      $(40,639,105)         1,303,558       $ 11,903,697
                                              ===========       ============        ===========       ============

CLASS B(1)                                      SHARES            AMOUNT            SHARES            AMOUNT
--------------------------------         -------------------------------------------------------------------------
Shares sold ..........................          2,460,931       $ 26,554,583          1,159,385       $ 12,375,675
Issued upon reinvestment of:
  Dividends from net investment income             30,143            326,960             25,324            262,870
  Distributions from capital gains ...             45,856            495,228            401,229          3,956,108
Shares redeemed ......................           (431,736)        (4,713,993)          (244,299)        (2,596,979)
                                              -----------       ------------        -----------       ------------
Net increase .........................          2,105,194       $ 22,662,778          1,341,639       $ 13,997,674
                                              ===========       ============        ===========       ============

CLASS B                                          SHARES            AMOUNT            SHARES            AMOUNT
--------------------------------         -------------------------------------------------------------------------
Shares sold ..........................            540,623       $  5,895,812            282,013       $  3,037,087
Issued upon reinvestment of:
  Dividends from net investment income            361,328          3,908,090            174,098          1,807,072
  Distributions from capital gains ...            582,763          6,293,003          3,370,604         33,672,338
Shares redeemed ......................         (7,481,193)       (81,084,212)        (3,050,530)       (32,472,961)
                                              -----------       ------------        -----------       ------------
Net increase (decrease) ..............         (5,996,479)      $(64,987,307)           776,185       $  6,043,536
                                              ===========       ============        ===========       ============

CLASS C                                         SHARES            AMOUNT            SHARES            AMOUNT
--------------------------------         -------------------------------------------------------------------------
Shares sold ..........................            161,261       $  1,747,522             52,938       $    557,493
Issued upon reinvestment of:
  Dividends from net investment income             15,283            165,634              6,780             70,602
  Distributions from capital gains ...             28,548            308,824            142,195          1,424,798
Shares redeemed ......................           (717,519)        (7,776,036)          (276,267)        (2,917,998)
                                              -----------       ------------        -----------       ------------
Net decrease .........................           (512,427)      $ (5,554,056)           (74,354)      $   (865,105)
                                              ===========       ============        ===========       ============

CLASS S                                         SHARES            AMOUNT            SHARES            AMOUNT
--------------------------------         -------------------------------------------------------------------------
Shares sold ..........................          1,462,967       $ 15,554,370            656,320       $  7,073,354
Issued upon reinvestment of:
  Dividends from net investment income             40,271            441,422             26,517            276,851
  Distributions from capital gains ...             41,650            451,884            261,201          2,625,069
Shares redeemed ......................         (1,006,152)       (11,048,734)          (362,028)        (3,805,116)
                                              -----------       ------------        -----------       ------------
Net increase .........................            538,736       $  5,398,942            582,010       $  6,170,158
                                              ===========       ============        ===========       ============


STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                                   CLASS A
                                             ------------------------------------------------------------------------------------
                                                                     YEARS ENDED MARCH 31                        SIX MONTHS ENDED
                                             ------------------------------------------------------------------ SEPTEMBER 30, 2000
                                                1996(a)       1997(a)       1998(a)       1999(a)       2000(a)    (UNAUDITED)(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD($)            8.76         10.29         10.40         11.60         10.40         11.69
                                                  -----         -----         -----         -----         -----         -----
  Net investment income ($)*                       0.23          0.21          0.22          0.25          0.24          0.15
  Net realized and unrealized gain (loss) on
    investments, foreign currency, forward
    contracts and futures contracts ($)            1.72          1.05          2.61         (0.35)         1.48          0.05
                                                  -----         -----         -----         -----         -----         -----
TOTAL FROM INVESTMENT OPERATIONS($)                1.95          1.26          2.83         (0.10)         1.72          0.20
                                                  -----         -----         -----         -----         -----         -----
  Dividends from net investment income ($)        (0.26)        (0.28)        (0.23)        (0.22)        (0.22)        (0.10)
  Distributions from capital gains ($)            (0.16)        (0.87)        (1.40)        (0.87)        (0.21)        (1.22)
  Distribution in excess of capital gains ($)      --            --            --           (0.01)         --            --
                                                  -----         -----         -----         -----         -----         -----
TOTAL DISTRIBUTIONS($)                            (0.42)        (1.15)        (1.63)        (1.10)        (0.43)        (1.32)
                                                  -----         -----         -----         -----         -----         -----
NET ASSET VALUE, END OF PERIOD ($)                10.29         10.40         11.60         10.40         11.69         10.57
                                                  =====         =====         =====         =====         =====         =====
Total return(b) (%)                               22.55         12.49         29.62         (0.66)        16.88          2.36(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)       207,713       244,348       330,421       309,752       304,400       289,038
Expense ratio (%)*                                 1.25          1.25          1.28          1.28          1.30          1.34(d)
Expense ratio after expense reductions(%)*         1.25          1.25          1.28          1.27          1.29          1.33(d)
Ratio of net investment income to average
  net assets (%)*                                  2.34          2.02          1.96          2.32          2.23          2.85(d)
Portfolio turnover rate (%)                      109.20        108.41        133.30        136.37        122.57         82.06
*Reflects voluntary reduction of expenses
 per share of these amounts ($)                    0.02          0.01          0.00          --            --            --

                                                                                                  CLASS B(1)
                                                                   --------------------------------------------------------------
                                                                          YEARS ENDED MARCH 31                  SIX MONTHS ENDED
                                                                   ----------------------------------          SEPTEMBER 30, 2000
                                                                     1999(a)(e)               2000(a)            (UNAUDITED)(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                  10.35                 10.36                    11.63
                                                                          -----                 -----                    -----
  Net investment income ($)                                                0.04                  0.17                     0.11
  Net realized and unrealized gain on investments, foreign currency,
    forward contracts and futures contracts ($)                            0.01                  1.45                     0.06
                                                                          -----                 -----                    -----
TOTAL FROM INVESTMENT OPERATIONS ($)                                       0.05                  1.62                     0.17
                                                                          -----                 -----                    -----
  Dividends from net investment income ($)                                (0.04)                (0.14)                   (0.07)
  Distributions from capital gains ($)                                      --                  (0.21)                   (1.22)
                                                                          -----                 -----                    -----
TOTAL DISTRIBUTIONS ($)                                                   (0.04)                (0.35)                   (1.29)
                                                                          -----                 -----                    -----
NET ASSET VALUE, END OF PERIOD ($)                                        10.36                 11.63                    10.51
                                                                          =====                 =====                    =====
Total return(b) (%)                                                        0.51(c)              15.93                     2.03(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                                10,289                36,045                   46,661
Expense ratio (%)                                                          2.08(d)               2.05                     2.09(d)
Expense ratio after expense reductions (%)                                 2.08(d)               2.04                     2.08(d)
Ratio of net investment income to average net assets (%)                   1.89(d)               1.48                     2.11(d)
Portfolio turnover rate (%)                                              136.37                122.57                    82.06
---------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calcuated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge.
(c) Not annualized.
(d) Annualized.
(e) January 1, 1999 (commencement of share class) to March 31, 1999.

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

                                                                                 CLASS B
                                             -----------------------------------------------------------------------------------
                                                                         YEARS ENDED MARCH 31                    SIX MONTHS ENDED
                                             ------------------------------------------------------------------ SEPTEMBER 30, 2000
                                                1996(a)       1997(a)       1998(a)       1999(a)       2000(a)    (UNAUDITED)(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD($)            8.74         10.25         10.37         11.55         10.36         11.65
                                                  -----         -----         -----         -----         -----         -----
  Net investment income ($)*                       0.15          0.13          0.13          0.17          0.16          0.11
  Net realized and unrealized gain (loss)
    on investments, foreign currency,
    forward contracts and futures contracts ($)    1.71          1.06          2.59         (0.34)         1.47          0.05
                                                  -----         -----         -----         -----         -----         -----
TOTAL FROM INVESTMENT OPERATIONS ($)               1.86          1.19          2.72         (0.17)         1.63          0.16
                                                  -----         -----         -----         -----         -----         -----
  Dividends from net investment income ($)        (0.19)        (0.20)        (0.14)        (0.14)        (0.13)        (0.06)
  Distributions from capital gains ($)            (0.16)        (0.87)        (1.40)        (0.87)        (0.21)        (1.22)
  Distribution in excess of capital gains ($)      --            --            --           (0.01)         --            --
                                                  -----         -----         -----         -----         -----         -----
TOTAL DISTRIBUTIONS($)                            (0.35)        (1.07)        (1.54)        (1.02)        (0.34)        (1.28)
                                                  -----         -----         -----         -----         -----         -----
NET ASSET VALUE, END OF PERIOD ($)                10.25         10.37         11.55         10.36         11.65         10.53
                                                  =====         =====         =====         =====         =====         =====
Total return(b) (%)                               21.48         11.76         28.53         (1.31)        15.98          2.00(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)       193,272       251,518       368,975       363,517       338,838       314,399
Expense ratio (%)*                                 2.00          2.00          2.03          2.03          2.05          2.09(d)
Expense ratio after expense reductions(%)*         2.00          2.00          2.03          2.02          2.04          2.08(d)
Ratio of net investment income to average
  net assets (%)*                                  1.59          1.27          1.21          1.57          1.48          2.10(d)
Portfolio turnover rate (%)                      109.20        108.41        133.30        136.37        122.57         82.06
*Reflects voluntary reduction of
 expenses per share of these amounts($)            0.02          0.01          0.00          --            --            --

                                                                             CLASS C
                                             ------------------------------------------------------------------------------------
                                                                         YEARS ENDED MARCH 31                    SIX MONTHS ENDED
                                             ------------------------------------------------------------------ SEPTEMBER 30, 2000
                                                1996(a)       1997(a)       1998(a)       1999(a)       2000(a)    (UNAUDITED)(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD($)            8.75         10.27         10.38         11.57         10.38         11.67
                                                  -----         -----         -----         -----         -----         -----
  Net investment income ($)*                       0.15          0.13          0.13          0.17          0.16          0.11
  Net realized and unrealized gain (loss) on
    investments, foreign currency, forward
    contracts and futures contracts ($)            1.72          1.05          2.60         (0.34)         1.47          0.05
                                                  -----         -----         -----         -----         -----         -----
TOTAL FROM INVESTMENT OPERATIONS ($)               1.87          1.18          2.73         (0.17)         1.63          0.16
                                                  -----         -----         -----         -----         -----         -----
  Dividends from net investment income ($)        (0.19)        (0.20)        (0.14)        (0.14)        (0.13)        (0.06)
  Distributions from capital gains ($)            (0.16)        (0.87)        (1.40)        (0.87)        (0.21)        (1.22)
  Distribution in excess of capital gains ($)      --            --            --           (0.01)         --            --
                                                  -----         -----         -----         -----         -----         -----
TOTAL DISTRIBUTIONS($)                            (0.35)        (1.07)        (1.54)        (1.02)        (0.34)        (1.28)
                                                  -----         -----         -----         -----         -----         -----
NET ASSET VALUE, END OF PERIOD ($)                10.27         10.38         11.57         10.38         11.67         10.55
                                                  =====         =====         =====         =====         =====         =====
Total return(b) (%)                               21.54         11.64         28.59         (1.33)        15.93          1.98(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)        13,061        17,485        23,807        20,519        17,093        14,667
Expense ratio (%)*                                 2.00          2.00          2.03          2.03          2.05          2.09(d)
Expense ratio after expense reductions(%)*         2.00          2.00          2.03          2.02          2.04          2.08(d)
Ratio of net investment income to average
  net assets (%)*                                  1.60          1.26          1.21          1.56          1.47          2.10(d)
Portfolio turnover rate (%)                      109.20        108.41        133.30        136.37        122.57         82.06
*Reflects voluntary reduction of
 expenses per shareof these amounts ($)            0.02          0.01          0.00          --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calcuated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                   CLASS S
                                             ------------------------------------------------------------------------------------
                                                                         YEARS ENDED MARCH 31                    SIX MONTHS ENDED
                                             ------------------------------------------------------------------ SEPTEMBER 30, 2000
                                               1996(a)      1997(a)       1998(a)       1999(a)       2000(a)      (UNAUDITED)(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)           8.77         10.29         10.40         11.60         10.40         11.69
                                                  -----         -----         -----         -----         -----         -----
  Net investment income ($)*                       0.25          0.24          0.25          0.27          0.29          0.17
  Net realized and unrealized gain (loss)
    on investments, foreign currency,
    forward contracts and futures contracts ($)    1.71          1.05          2.60         (0.34)         1.46          0.04
                                                  -----         -----         -----         -----         -----         -----
TOTAL FROM INVESTMENT OPERATIONS ($)               1.96          1.29          2.85         (0.07)         1.75          0.21
                                                  -----         -----         -----         -----         -----         -----
  Dividends from net investment income ($)        (0.28)        (0.31)        (0.25)        (0.25)        (0.25)        (0.11)
  Distributions from capital gains ($)            (0.16)        (0.87)        (1.40)        (0.87)        (0.21)        (1.22)
  Distribution in excess of capital gains ($)      --            --            --           (0.01)         --            --
                                                  -----         -----         -----         -----         -----         -----
TOTAL DISTRIBUTIONS($)                            (0.44)        (1.18)        (1.65)        (1.13)        (0.46)        (1.33)
                                                  -----         -----         -----         -----         -----         -----
NET ASSET VALUE, END OF PERIOD ($)                10.29         10.40         11.60         10.40         11.69         10.57
                                                  =====         =====         =====         =====         =====         =====
Total return(b) (%)                               22.70         12.77         29.93         (0.41)        17.17          2.47(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)        19,548        21,263        26,648        15,149        23,316        27,241
Expense ratio (%)*                                 1.00          1.00          1.03          1.03          1.05          1.09(d)
Expense ratio after expense reductions (%)*        1.00          1.00          1.03          1.02          1.04          1.08(d)
Ratio of net investment income to average
   net assets (%)*                                 2.59          2.26          2.21          2.53          2.62          3.05(d)
Portfolio turnover rate (%)                      109.20        108.41        133.30        136.37        122.57         82.06
*Reflects voluntary reduction of
 expenses per share of these amounts ($)           0.02          0.01          0.00          --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calcuated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

--------------------------------------------------------------------------------
REPORT ON SPECIAL MEETING OF SHAREHOLDERS
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of the State Street Research Strategic Growth & Income Fund ("Fund"), a series of State Street Research Income Trust, was convened on September 28, 2000 ("Meeting"). The results of the Meeting are set forth below.

                                                                                                 VOTES (MILLIONS OF SHARES)
                                                                                        -------------------------------------------
ACTION ON PROPOSAL                                                                              FOR           AGAINST        ABSTAIN
-----------------------------------------------------------------------------------------------------------------------------------
1. CLASS A SHARES
   The Fund's current Rule 12b-1 Distribution Plan was amended to increase the amount that
   may be expended for the distribution of Class A shares .................................     12.7            1.7            1.2

   CLASS B SHARES
   The Fund's current Rule 12b-1 Distribution Plan was amended to increase the amount that
   may be expended for the distribution of Class A shares .................................     15.3            1.8            1.7

   CLASS B(1) SHARES
   The Fund's current Rule 12b-1 Distribution Plan was amended to increase the amount that
   may be expended for the distribution of Class A shares .................................      1.7            0.2            0.2

                                                                                                VOTES (MILLIONS OF SHARES)
                                                                                          (COMBINED FOR ALL CLASSES OF THE FUND)
                                                                                      ---------------------------------------------
                                                                                                FOR           AGAINST        ABSTAIN
-----------------------------------------------------------------------------------------------------------------------------------
2. The fundamental policy on diversification of investments was amended ...................     33.3            2.1            2.9

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH INCOME TRUST
------------------------------------------------------------------------------------------------------------

FUND INFORMATION                            OFFICERS                             TRUSTEES

STATE STREET RESEARCH                       RICHARD S. DAVIS                     RICHARD S. DAVIS
STRATEGIC GROWTH & INCOME FUND              Chairman of the Board,               Chairman of the Board
One Financial Center                        President and Chief Executive        President, Chief Executive
Boston, MA 02111                            Officer                              Officer and Director,
                                                                                 State Street Research
INVESTMENT ADVISER                          JOHN H. KALLIS                       & Management Company
State Street Research &                     Vice President
Management Company                                                               BRUCE R. BOND
One Financial Center                        THOMAS A. SHIVELY                    Former Chairman of the Board,
Boston, MA 02111                            Vice President                       Chief Executive Officer and
                                                                                 President, PictureTel Corporation
DISTRIBUTOR                                 JAMES M. WEISS
State Street Research                       Vice President                       STEVE A. GARBAN
Investment Services, Inc.                                                        Former Senior Vice President
One Financial Center                        GERARD P. MAUS                       for Finance and Operations and
Boston, MA 02111                            Treasurer                            Treasurer, The Pennsylvania
                                                                                 State University
SHAREHOLDER SERVICES                        DOUGLAS A. ROMICH
State Street Research                       Assistant Treasurer                  DEAN O. MORTON
Service Center                                                                   Former Executive Vice President,
P.O. Box 8408                               FRANCIS J. MCNAMARA, III             Chief Operating Officer and
Boston, MA 02266-8408                       Secretary and General Counsel        Director, Hewlett-Packard Company
1-87-SSR-FUNDS (1-877-773-8637)
                                            DARMAN A. WING                       SUSAN M. PHILLIPS
CUSTODIAN                                   Assistant Secretary and              Dean, School of Business and
State Street Bank and                       Assistant General Counsel            Public Management, George
Trust Company                                                                    Washington University; former
225 Franklin Street                         SUSAN E. BREEN                       Member of the Board of Governors
Boston, MA 02110                            Assistant Secretary                  of the Federal Reserve System and
                                                                                 Chairman and Commissioner of
LEGAL COUNSEL                               AMY L. SIMMONS                       the Commodity Futures Trading
Goodwin, Procter & Hoar LLP                 Assistant Secretary                  Commission
Exchange Place
Boston, MA 02109                                                                 TOBY ROSENBLATT
                                                                                 President,
                                                                                 Founders Investments Ltd.
                                                                                 President,
                                                                                 The Glen Ellen Company

                                                                                 MICHAEL S. SCOTT MORTON
                                                                                 Jay W. Forrester Professor of
                                                                                 Management, Sloan School of
                                                                                 Management, Massachusetts
                                                                                 Institute of Technology

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND              ------------
One Financial Center                                                Bulk Rate
Boston, MA 02111                                                  U.S. Postage
                                                                      PAID
                                                                   Canton, MA
                                                                   Permit #313
                                                                  ------------


QUESTIONS? COMMENTS?

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[Logo] STATE STREET RESEARCH

(c)2000 State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Strategic Growth & Income Fund prospectus. The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing.

When used after December 31, 2000, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp1101) SSR-LD                                   SGI-2659-1100